Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (42.3%)
U.S. Government Securities (41.7%)
United States Treasury Note/Bond	4.500%	2/15/36	60	76
United States Treasury Note/Bond	4.375%	2/15/38	13,328	16,853
United States Treasury Note/Bond	4.500%	5/15/38	12,410	15,906
United States Treasury Note/Bond	3.500%	2/15/39	5,848	6,692
United States Treasury Note/Bond	4.250%	5/15/39	23,710	29,657
United States Treasury Note/Bond	4.375%	11/15/39	29,710	37,704
United States Treasury Note/Bond	1.125%	5/15/40	81,365	64,024
United States Treasury Note/Bond	4.375%	5/15/40	34,160	43,410
United States Treasury Note/Bond	1.125%	8/15/40	56,190	44,004
United States Treasury Note/Bond	3.875%	8/15/40	16,065	19,170
United States Treasury Note/Bond	1.375%	11/15/40	113,515	92,728
United States Treasury Note/Bond	4.250%	11/15/40	34,800	43,429
United States Treasury Note/Bond	1.875%	2/15/41	136,513	121,454
United States Treasury Note/Bond	4.750%	2/15/41	30,705	40,809
United States Treasury Note/Bond	2.250%	5/15/41	131,910	124,490
United States Treasury Note/Bond	4.375%	5/15/41	37,045	47,030
United States Treasury Note/Bond	1.750%	8/15/41	131,118	113,560
United States Treasury Note/Bond	2.000%	11/15/41	151,245	136,711
United States Treasury Note/Bond	3.125%	11/15/41	34,172	36,810
United States Treasury Note/Bond	2.375%	2/15/42	140,847	135,807
United States Treasury Note/Bond	3.125%	2/15/42	29,662	31,979
United States Treasury Note/Bond	3.000%	5/15/42	24,135	25,523
United States Treasury Note/Bond	2.750%	8/15/42	31,473	31,960
United States Treasury Note/Bond	2.750%	11/15/42	55,968	56,764
United States Treasury Note/Bond	3.125%	2/15/43	37,380	40,178
United States Treasury Note/Bond	2.875%	5/15/43	72,015	74,445
United States Treasury Note/Bond	3.625%	8/15/43	53,630	62,135
United States Treasury Note/Bond	3.750%	11/15/43	57,710	68,170
United States Treasury Note/Bond	3.625%	2/15/44	46,359	53,849
United States Treasury Note/Bond	3.125%	8/15/44	3,648	3,938
United States Treasury Note/Bond	2.500%	2/15/45	44,931	43,752
United States Treasury Note/Bond	2.875%	8/15/45	32,492	33,842
United States Treasury Note/Bond	3.000%	11/15/45	29,540	31,488
United States Treasury Note/Bond	2.500%	2/15/46	34,810	34,065
United States Treasury Note/Bond	2.500%	5/15/46	65,756	64,389
United States Treasury Note/Bond	2.250%	8/15/46	72,993	68,215
United States Treasury Note/Bond	2.875%	11/15/46	38,049	40,005
United States Treasury Note/Bond	3.000%	2/15/47	65,949	70,947
United States Treasury Note/Bond	3.000%	5/15/47	49,017	52,854
United States Treasury Note/Bond	2.750%	8/15/47	79,621	82,432
United States Treasury Note/Bond	2.750%	11/15/47	74,591	77,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	84,480	91,912
	United States Treasury Note/Bond	3.125%	5/15/48	86,206	96,147
	United States Treasury Note/Bond	3.000%	8/15/48	88,875	96,915
	United States Treasury Note/Bond	3.375%	11/15/48	106,626	124,752
	United States Treasury Note/Bond	3.000%	2/15/49	81,831	89,822
	United States Treasury Note/Bond	2.875%	5/15/49	111,710	119,966
	United States Treasury Note/Bond	2.250%	8/15/49	97,160	92,271
	United States Treasury Note/Bond	2.375%	11/15/49	84,271	82,322
	United States Treasury Note/Bond	2.000%	2/15/50	88,639	79,748
[1]	United States Treasury Note/Bond	1.250%	5/15/50	134,110	100,101
	United States Treasury Note/Bond	1.375%	8/15/50	127,559	98,260
	United States Treasury Note/Bond	1.625%	11/15/50	154,579	126,803
	United States Treasury Note/Bond	1.875%	2/15/51	134,924	117,805
	United States Treasury Note/Bond	2.375%	5/15/51	158,222	154,983
	United States Treasury Note/Bond	2.000%	8/15/51	151,854	136,788
	United States Treasury Note/Bond	1.875%	11/15/51	108,900	95,390
	United States Treasury Note/Bond	2.250%	2/15/52	100,685	96,422
					4,018,955
Agency Bonds and Notes (0.6%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,260
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,317
	Federal Home Loan Banks	5.500%	7/15/36	4,055	5,344
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,687	15,480
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	24
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	3,260	4,391
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,107
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,931
	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,949
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,318
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,397
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,533
	Tennessee Valley Authority	5.250%	9/15/39	6,455	8,201
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,425
	Tennessee Valley Authority	5.375%	4/1/56	950	1,363
	Tennessee Valley Authority	4.625%	9/15/60	400	516
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,090
					60,646
Total U.S. Government and Agency Obligations (Cost $4,295,463)					4,079,601
Corporate Bonds (50.0%)
Communications (6.7%)
	Activision Blizzard Inc.	4.500%	6/15/47	610	694
	Activision Blizzard Inc.	2.500%	9/15/50	3,148	2,586
	Alphabet Inc.	1.900%	8/15/40	1,450	1,185
	Alphabet Inc.	2.050%	8/15/50	4,860	3,845
	Alphabet Inc.	2.250%	8/15/60	3,496	2,734
	America Movil SAB de CV	6.375%	3/1/35	1,538	1,921
	America Movil SAB de CV	6.125%	11/15/37	1,100	1,339
	America Movil SAB de CV	6.125%	3/30/40	4,767	5,936
	America Movil SAB de CV	4.375%	7/16/42	3,069	3,200
	America Movil SAB de CV	4.375%	4/22/49	2,991	3,188
	AT&T Inc.	2.550%	12/1/33	5,753	5,118
	AT&T Inc.	6.150%	9/15/34	540	642
	AT&T Inc.	4.500%	5/15/35	5,332	5,656
	AT&T Inc.	5.250%	3/1/37	4,075	4,639
	AT&T Inc.	4.900%	8/15/37	2,960	3,228
	AT&T Inc.	4.850%	3/1/39	4,140	4,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	6.000%	8/15/40	570	691
	AT&T Inc.	5.350%	9/1/40	2,500	2,871
	AT&T Inc.	3.500%	6/1/41	6,575	6,054
	AT&T Inc.	5.550%	8/15/41	2,309	2,704
	AT&T Inc.	5.150%	3/15/42	1,450	1,634
	AT&T Inc.	4.900%	6/15/42	2,170	2,346
	AT&T Inc.	4.300%	12/15/42	1,731	1,750
	AT&T Inc.	3.100%	2/1/43	2,785	2,402
	AT&T Inc.	4.650%	6/1/44	2,175	2,267
	AT&T Inc.	4.350%	6/15/45	618	621
	AT&T Inc.	4.750%	5/15/46	5,465	5,958
[4]	AT&T Inc.	5.150%	11/15/46	3,102	3,538
	AT&T Inc.	5.650%	2/15/47	325	398
	AT&T Inc.	5.450%	3/1/47	1,095	1,307
	AT&T Inc.	4.500%	3/9/48	4,143	4,336
	AT&T Inc.	4.550%	3/9/49	2,307	2,426
	AT&T Inc.	5.150%	2/15/50	555	636
	AT&T Inc.	3.650%	6/1/51	6,105	5,561
	AT&T Inc.	3.300%	2/1/52	4,055	3,465
	AT&T Inc.	3.500%	9/15/53	15,790	13,961
	AT&T Inc.	3.550%	9/15/55	17,692	15,520
	AT&T Inc.	3.800%	12/1/57	12,785	11,675
	AT&T Inc.	3.650%	9/15/59	14,937	13,125
	AT&T Inc.	3.850%	6/1/60	2,880	2,593
	AT&T Inc.	3.500%	2/1/61	2,185	1,854
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	666	721
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	655	696
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,075	1,839
	Charter Communications Operating LLC	4.400%	4/1/33	1,000	998
	Charter Communications Operating LLC	6.384%	10/23/35	4,530	5,148
	Charter Communications Operating LLC	5.375%	4/1/38	1,200	1,235
	Charter Communications Operating LLC	3.500%	6/1/41	1,890	1,581
	Charter Communications Operating LLC	3.500%	3/1/42	2,925	2,430
	Charter Communications Operating LLC	6.484%	10/23/45	7,877	8,978
	Charter Communications Operating LLC	5.375%	5/1/47	5,204	5,320
	Charter Communications Operating LLC	5.750%	4/1/48	5,960	6,367
	Charter Communications Operating LLC	5.125%	7/1/49	2,842	2,830
	Charter Communications Operating LLC	4.800%	3/1/50	6,627	6,289
	Charter Communications Operating LLC	3.700%	4/1/51	4,033	3,281
	Charter Communications Operating LLC	3.900%	6/1/52	4,646	3,933
	Charter Communications Operating LLC	5.250%	4/1/53	2,000	2,026
	Charter Communications Operating LLC	6.834%	10/23/55	838	995
	Charter Communications Operating LLC	3.850%	4/1/61	3,950	3,172
	Charter Communications Operating LLC	4.400%	12/1/61	3,025	2,643
	Charter Communications Operating LLC	3.950%	6/30/62	1,735	1,409
	Charter Communications Operating LLC	5.500%	4/1/63	2,000	2,017
	Comcast Corp.	4.250%	1/15/33	4,869	5,218
	Comcast Corp.	7.050%	3/15/33	1,059	1,384
	Comcast Corp.	4.200%	8/15/34	1,675	1,795
	Comcast Corp.	5.650%	6/15/35	1,305	1,564
	Comcast Corp.	4.400%	8/15/35	3,130	3,368
	Comcast Corp.	6.500%	11/15/35	697	903
	Comcast Corp.	3.200%	7/15/36	1,366	1,307
	Comcast Corp.	6.450%	3/15/37	1,742	2,277
	Comcast Corp.	3.900%	3/1/38	1,855	1,904
	Comcast Corp.	4.600%	10/15/38	1,757	1,941
	Comcast Corp.	3.250%	11/1/39	4,110	3,890
	Comcast Corp.	3.750%	4/1/40	3,410	3,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.650%	7/15/42	1,580	1,739
	Comcast Corp.	4.600%	8/15/45	1,825	2,009
	Comcast Corp.	3.400%	7/15/46	1,819	1,715
	Comcast Corp.	4.000%	8/15/47	1,505	1,544
	Comcast Corp.	3.969%	11/1/47	6,565	6,709
	Comcast Corp.	4.000%	3/1/48	2,804	2,886
	Comcast Corp.	4.700%	10/15/48	2,810	3,177
	Comcast Corp.	3.999%	11/1/49	5,392	5,508
	Comcast Corp.	3.450%	2/1/50	2,725	2,566
	Comcast Corp.	2.800%	1/15/51	3,485	2,932
[5]	Comcast Corp.	2.887%	11/1/51	10,260	8,711
	Comcast Corp.	2.450%	8/15/52	2,550	2,028
	Comcast Corp.	4.049%	11/1/52	2,458	2,557
[5]	Comcast Corp.	2.937%	11/1/56	11,698	9,756
	Comcast Corp.	4.950%	10/15/58	2,573	3,056
	Comcast Corp.	2.650%	8/15/62	1,624	1,261
[5]	Comcast Corp.	2.987%	11/1/63	8,292	6,797
	Deutsche Telekom International Finance BV	9.250%	6/1/32	400	582
	Discovery Communications LLC	5.000%	9/20/37	1,785	1,844
	Discovery Communications LLC	6.350%	6/1/40	1,140	1,309
	Discovery Communications LLC	4.875%	4/1/43	1,016	1,021
	Discovery Communications LLC	5.200%	9/20/47	2,597	2,699
	Discovery Communications LLC	5.300%	5/15/49	1,954	2,058
	Discovery Communications LLC	4.650%	5/15/50	1,625	1,586
	Discovery Communications LLC	4.000%	9/15/55	3,639	3,145
	Electronic Arts Inc.	2.950%	2/15/51	970	810
	Fox Corp.	5.476%	1/25/39	2,285	2,585
	Fox Corp.	5.576%	1/25/49	3,071	3,579
	Grupo Televisa SAB	8.500%	3/11/32	685	902
	Grupo Televisa SAB	6.625%	1/15/40	1,270	1,520
	Grupo Televisa SAB	5.000%	5/13/45	2,700	2,792
	Grupo Televisa SAB	6.125%	1/31/46	1,650	2,004
	Grupo Televisa SAB	5.250%	5/24/49	1,375	1,514
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	700	625
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,511	1,809
[5]	Magallanes Inc.	5.050%	3/15/42	9,000	9,182
[5]	Magallanes Inc.	5.141%	3/15/52	14,000	14,332
[5]	Magallanes Inc.	5.391%	3/15/62	6,000	6,199
	NBCUniversal Media LLC	4.450%	1/15/43	1,725	1,859
	Orange SA	5.375%	1/13/42	1,100	1,271
	Orange SA	5.500%	2/6/44	1,556	1,869
	Paramount Global	4.200%	5/19/32	2,002	2,004
	Paramount Global	5.500%	5/15/33	875	964
	Paramount Global	6.875%	4/30/36	2,655	3,239
	Paramount Global	5.900%	10/15/40	913	1,037
	Paramount Global	4.850%	7/1/42	1,811	1,823
	Paramount Global	4.375%	3/15/43	3,495	3,323
	Paramount Global	5.850%	9/1/43	1,494	1,713
	Paramount Global	5.250%	4/1/44	779	812
	Paramount Global	4.900%	8/15/44	1,036	1,039
	Paramount Global	4.600%	1/15/45	1,059	1,033
	Paramount Global	4.950%	5/19/50	2,192	2,291
	Rogers Communications Inc.	7.500%	8/15/38	1,100	1,496
[5]	Rogers Communications Inc.	4.500%	3/15/42	1,500	1,523
	Rogers Communications Inc.	4.500%	3/15/43	1,755	1,780
	Rogers Communications Inc.	5.450%	10/1/43	249	280
	Rogers Communications Inc.	5.000%	3/15/44	874	933
	Rogers Communications Inc.	4.300%	2/15/48	775	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	4.350%	5/1/49	1,662	1,641
	Rogers Communications Inc.	3.700%	11/15/49	1,175	1,060
[5]	Rogers Communications Inc.	4.550%	3/15/52	2,000	2,011
	Telefonica Emisiones SA	7.045%	6/20/36	3,915	4,916
	Telefonica Emisiones SA	4.665%	3/6/38	1,731	1,767
	Telefonica Emisiones SA	5.213%	3/8/47	1,622	1,746
	Telefonica Emisiones SA	4.895%	3/6/48	3,101	3,219
	Telefonica Emisiones SA	5.520%	3/1/49	3,550	3,984
	TELUS Corp.	3.400%	5/13/32	1,775	1,740
	TELUS Corp.	4.600%	11/16/48	1,030	1,136
	TELUS Corp.	4.300%	6/15/49	1,581	1,666
	Thomson Reuters Corp.	5.500%	8/15/35	724	827
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,722
	Thomson Reuters Corp.	5.650%	11/23/43	600	722
	Time Warner Cable LLC	6.550%	5/1/37	2,420	2,786
	Time Warner Cable LLC	7.300%	7/1/38	2,818	3,426
	Time Warner Cable LLC	6.750%	6/15/39	3,246	3,767
	Time Warner Cable LLC	5.875%	11/15/40	1,362	1,465
	Time Warner Cable LLC	5.500%	9/1/41	2,992	3,110
	Time Warner Cable LLC	4.500%	9/15/42	3,110	2,877
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,386	3,113
	T-Mobile USA Inc.	4.375%	4/15/40	6,805	6,863
	T-Mobile USA Inc.	3.000%	2/15/41	2,960	2,501
	T-Mobile USA Inc.	4.500%	4/15/50	6,880	6,987
	T-Mobile USA Inc.	3.300%	2/15/51	6,235	5,266
[5]	T-Mobile USA Inc.	3.400%	10/15/52	5,540	4,732
	T-Mobile USA Inc.	3.600%	11/15/60	2,135	1,825
[5]	T-Mobile USA Inc.	3.600%	11/15/60	825	702
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,339	1,427
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,499	1,558
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,382	1,376
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,100	2,211
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	250	223
	Verizon Communications Inc.	4.500%	8/10/33	4,676	5,019
	Verizon Communications Inc.	6.400%	9/15/33	670	841
	Verizon Communications Inc.	4.400%	11/1/34	5,085	5,411
	Verizon Communications Inc.	4.272%	1/15/36	3,544	3,738
	Verizon Communications Inc.	5.250%	3/16/37	4,128	4,808
	Verizon Communications Inc.	4.812%	3/15/39	2,696	3,046
	Verizon Communications Inc.	2.650%	11/20/40	3,620	3,078
	Verizon Communications Inc.	3.400%	3/22/41	12,150	11,435
	Verizon Communications Inc.	2.850%	9/3/41	1,680	1,479
	Verizon Communications Inc.	4.125%	8/15/46	3,351	3,454
	Verizon Communications Inc.	4.862%	8/21/46	3,852	4,429
	Verizon Communications Inc.	4.522%	9/15/48	4,977	5,467
	Verizon Communications Inc.	4.000%	3/22/50	3,750	3,809
	Verizon Communications Inc.	2.875%	11/20/50	5,885	4,916
	Verizon Communications Inc.	3.550%	3/22/51	10,065	9,493
	Verizon Communications Inc.	3.875%	3/1/52	800	805
	Verizon Communications Inc.	2.987%	10/30/56	9,468	7,834
	Verizon Communications Inc.	3.000%	11/20/60	4,180	3,427
	Verizon Communications Inc.	3.700%	3/22/61	6,620	6,210
	Vodafone Group plc	6.250%	11/30/32	1,620	1,922
	Vodafone Group plc	6.150%	2/27/37	3,593	4,302
	Vodafone Group plc	5.000%	5/30/38	2,177	2,373
	Vodafone Group plc	4.375%	2/19/43	2,566	2,572
	Vodafone Group plc	5.250%	5/30/48	6,209	6,989
	Vodafone Group plc	4.875%	6/19/49	3,731	4,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	4.250%	9/17/50	3,325	3,310
	Vodafone Group plc	5.125%	6/19/59	950	1,061
	Walt Disney Co.	6.550%	3/15/33	1,296	1,639
	Walt Disney Co.	6.200%	12/15/34	1,981	2,503
	Walt Disney Co.	6.400%	12/15/35	1,971	2,534
	Walt Disney Co.	6.150%	3/1/37	533	676
	Walt Disney Co.	6.650%	11/15/37	1,755	2,343
	Walt Disney Co.	4.625%	3/23/40	1,250	1,389
	Walt Disney Co.	3.500%	5/13/40	2,530	2,466
	Walt Disney Co.	6.150%	2/15/41	1,030	1,350
	Walt Disney Co.	5.400%	10/1/43	2,222	2,703
	Walt Disney Co.	4.750%	9/15/44	2,104	2,373
	Walt Disney Co.	4.750%	11/15/46	877	1,006
	Walt Disney Co.	2.750%	9/1/49	4,700	4,010
	Walt Disney Co.	4.700%	3/23/50	3,030	3,508
	Walt Disney Co.	3.600%	1/13/51	5,575	5,508
	Walt Disney Co.	3.800%	5/13/60	3,610	3,632
					648,395
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	440	440
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,165	1,086
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,300	1,759
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,325	4,003
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	2,862
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,595	1,500
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,565	1,178
	Amazon.com Inc.	4.800%	12/5/34	3,100	3,568
	Amazon.com Inc.	3.875%	8/22/37	6,736	7,099
	Amazon.com Inc.	2.875%	5/12/41	3,300	3,045
	Amazon.com Inc.	4.950%	12/5/44	3,575	4,343
	Amazon.com Inc.	4.050%	8/22/47	7,310	7,962
	Amazon.com Inc.	2.500%	6/3/50	5,595	4,686
	Amazon.com Inc.	3.100%	5/12/51	6,250	5,871
	Amazon.com Inc.	4.250%	8/22/57	3,960	4,494
	Amazon.com Inc.	2.700%	6/3/60	3,586	2,974
	Amazon.com Inc.	3.250%	5/12/61	3,075	2,884
[4]	American University	3.672%	4/1/49	1,340	1,302
	Aptiv plc	4.400%	10/1/46	275	267
	Aptiv plc	5.400%	3/15/49	1,150	1,271
	Aptiv plc	3.100%	12/1/51	2,740	2,178
	Aptiv plc	4.150%	5/1/52	2,000	1,883
	BorgWarner Inc.	4.375%	3/15/45	1,100	1,090
[4]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	991	907
	Brunswick Corp.	4.400%	9/15/32	850	841
	Brunswick Corp.	5.100%	4/1/52	750	716
[4]	California Endowment	2.498%	4/1/51	475	390
	California Institute of Technology	4.321%	8/1/45	925	1,004
	California Institute of Technology	4.700%	11/1/11	430	481
	California Institute of Technology	3.650%	9/1/19	1,300	1,125
	Claremont Mckenna College	3.775%	1/1/22	650	553
	Cleveland Clinic Foundation	4.858%	1/1/14	790	891
	Darden Restaurants Inc.	4.550%	2/15/48	700	681
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,350	1,152
[4]	Duke University	2.682%	10/1/44	1,000	880
[4]	Duke University	2.757%	10/1/50	650	570
[4]	Duke University	2.832%	10/1/55	1,315	1,154
	eBay Inc.	4.000%	7/15/42	1,480	1,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	3.650%	5/10/51	2,325	2,158
[4]	Emory University	2.969%	9/1/50	485	436
[4]	Ford Foundation	2.415%	6/1/50	956	790
[4]	Ford Foundation	2.815%	6/1/70	1,430	1,185
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	1,000	979
	General Motors Co.	5.000%	4/1/35	818	830
	General Motors Co.	6.600%	4/1/36	2,931	3,400
	General Motors Co.	5.150%	4/1/38	1,675	1,703
	General Motors Co.	6.250%	10/2/43	3,247	3,705
	General Motors Co.	5.200%	4/1/45	2,443	2,473
	General Motors Co.	6.750%	4/1/46	2,055	2,485
	General Motors Co.	5.400%	4/1/48	1,782	1,867
	General Motors Co.	5.950%	4/1/49	1,200	1,340
[4]	George Washington University	4.300%	9/15/44	865	944
	George Washington University	4.868%	9/15/45	300	345
[4]	George Washington University	4.126%	9/15/48	2,039	2,161
[4]	Georgetown University	4.315%	4/1/49	750	795
[4]	Georgetown University	2.943%	4/1/50	715	587
[4]	Georgetown University	5.215%	10/1/18	600	687
	Harley-Davidson Inc.	4.625%	7/28/45	1,255	1,162
	Hasbro Inc.	6.350%	3/15/40	419	507
	Hasbro Inc.	5.100%	5/15/44	1,027	1,095
	Home Depot Inc.	3.250%	4/15/32	2,050	2,050
	Home Depot Inc.	5.875%	12/16/36	6,774	8,600
	Home Depot Inc.	3.300%	4/15/40	2,873	2,771
	Home Depot Inc.	5.950%	4/1/41	1,835	2,375
	Home Depot Inc.	4.200%	4/1/43	2,316	2,481
	Home Depot Inc.	4.875%	2/15/44	2,238	2,608
	Home Depot Inc.	4.400%	3/15/45	1,147	1,267
	Home Depot Inc.	4.250%	4/1/46	3,054	3,322
	Home Depot Inc.	3.900%	6/15/47	3,035	3,150
	Home Depot Inc.	4.500%	12/6/48	3,865	4,362
	Home Depot Inc.	3.125%	12/15/49	2,175	1,997
	Home Depot Inc.	3.350%	4/15/50	3,563	3,389
	Home Depot Inc.	2.375%	3/15/51	3,525	2,832
	Home Depot Inc.	2.750%	9/15/51	3,040	2,619
	Home Depot Inc.	3.625%	4/15/52	2,050	2,044
	Home Depot Inc.	3.500%	9/15/56	1,158	1,130
	JD.com Inc.	4.125%	1/14/50	640	552
[4]	Johns Hopkins University	4.083%	7/1/53	861	953
[4]	Johns Hopkins University	2.813%	1/1/60	900	742
	Kohl's Corp.	5.550%	7/17/45	1,200	1,193
	Lear Corp.	5.250%	5/15/49	650	698
	Lear Corp.	3.550%	1/15/52	925	766
	Leggett & Platt Inc.	3.500%	11/15/51	1,300	1,145
	Leland Stanford Junior University	3.647%	5/1/48	2,095	2,176
	Leland Stanford Junior University	2.413%	6/1/50	625	522
	Lowe's Cos. Inc.	3.750%	4/1/32	3,000	3,035
	Lowe's Cos. Inc.	5.000%	4/15/40	1,290	1,435
	Lowe's Cos. Inc.	2.800%	9/15/41	1,690	1,450
	Lowe's Cos. Inc.	4.250%	9/15/44	448	439
	Lowe's Cos. Inc.	3.700%	4/15/46	2,084	1,990
	Lowe's Cos. Inc.	4.050%	5/3/47	3,865	3,863
	Lowe's Cos. Inc.	4.550%	4/5/49	1,300	1,398
	Lowe's Cos. Inc.	5.125%	4/15/50	965	1,130
	Lowe's Cos. Inc.	3.000%	10/15/50	5,225	4,442
	Lowe's Cos. Inc.	4.250%	4/1/52	3,250	3,363
	Lowe's Cos. Inc.	4.450%	4/1/62	3,250	3,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Marriott International Inc.	3.500%	10/15/32	1,565	1,490
[4]	Marriott International Inc.	2.750%	10/15/33	100	88
	Masco Corp.	4.500%	5/15/47	659	680
	Masco Corp.	3.125%	2/15/51	550	459
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	800	840
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	1,409	1,315
	Massachusetts Institute of Technology	5.600%	7/1/11	1,610	2,255
	Massachusetts Institute of Technology	4.678%	7/1/14	1,075	1,249
	Massachusetts Institute of Technology	3.885%	7/1/16	1,216	1,202
[4]	McDonald's Corp.	4.700%	12/9/35	2,740	2,980
[4]	McDonald's Corp.	6.300%	10/15/37	1,124	1,438
[4]	McDonald's Corp.	6.300%	3/1/38	1,881	2,410
[4]	McDonald's Corp.	5.700%	2/1/39	1,992	2,398
[4]	McDonald's Corp.	4.875%	7/15/40	1,250	1,388
[4]	McDonald's Corp.	3.700%	2/15/42	859	828
[4]	McDonald's Corp.	3.625%	5/1/43	975	926
[4]	McDonald's Corp.	4.600%	5/26/45	1,509	1,628
[4]	McDonald's Corp.	4.875%	12/9/45	2,116	2,366
[4]	McDonald's Corp.	4.450%	3/1/47	1,013	1,083
[4]	McDonald's Corp.	4.450%	9/1/48	2,065	2,227
[4]	McDonald's Corp.	3.625%	9/1/49	3,125	2,990
[4]	McDonald's Corp.	4.200%	4/1/50	2,200	2,302
	MDC Holdings Inc.	6.000%	1/15/43	1,438	1,494
	MDC Holdings Inc.	3.966%	8/6/61	250	195
	NIKE Inc.	3.250%	3/27/40	1,745	1,696
	NIKE Inc.	3.625%	5/1/43	1,250	1,260
	NIKE Inc.	3.875%	11/1/45	1,994	2,086
	NIKE Inc.	3.375%	11/1/46	1,030	1,008
	NIKE Inc.	3.375%	3/27/50	2,973	2,953
[4]	Northwestern University	4.643%	12/1/44	1,285	1,447
[4]	Northwestern University	2.640%	12/1/50	570	471
[4]	Northwestern University	3.662%	12/1/57	637	693
	Owens Corning	7.000%	12/1/36	530	668
	Owens Corning	4.300%	7/15/47	1,170	1,149
	Owens Corning	4.400%	1/30/48	1,077	1,076
	President & Fellows of Harvard College	4.875%	10/15/40	615	732
	President & Fellows of Harvard College	3.150%	7/15/46	346	332
	President & Fellows of Harvard College	2.517%	10/15/50	875	748
	President & Fellows of Harvard College	3.300%	7/15/56	1,140	1,131
	PulteGroup Inc.	6.375%	5/15/33	575	670
	PulteGroup Inc.	6.000%	2/15/35	500	564
[4]	Rockefeller Foundation	2.492%	10/1/50	1,120	923
	Snap-on Inc.	4.100%	3/1/48	1,195	1,267
	Snap-on Inc.	3.100%	5/1/50	1,000	916
	Stanley Black & Decker Inc.	5.200%	9/1/40	750	862
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,923	2,228
	Starbucks Corp.	4.300%	6/15/45	800	815
	Starbucks Corp.	3.750%	12/1/47	1,208	1,152
	Starbucks Corp.	4.500%	11/15/48	655	702
	Starbucks Corp.	4.450%	8/15/49	1,860	1,982
	Starbucks Corp.	3.350%	3/12/50	750	674
	Starbucks Corp.	3.500%	11/15/50	3,625	3,364
	Thomas Jefferson University	3.847%	11/1/57	750	705
	TJX Cos. Inc.	4.500%	4/15/50	137	161
[4]	Trustees of Boston College	3.129%	7/1/52	650	588
[4]	Trustees of Boston University	4.061%	10/1/48	800	843
	Trustees of Princeton University	5.700%	3/1/39	930	1,199
[4]	Trustees of Princeton University	2.516%	7/1/50	1,502	1,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	324
	Trustees of the University of Pennsylvania	4.674%	9/1/12	650	734
	Trustees of the University of Pennsylvania	3.610%	2/15/19	550	486
[4]	University of Chicago	2.547%	4/1/50	1,263	1,042
[4]	University of Chicago	4.003%	10/1/53	1,200	1,274
[4]	University of Notre Dame du Lac	3.438%	2/15/45	864	847
[4]	University of Notre Dame du Lac	3.394%	2/15/48	640	650
[4]	University of Southern California	3.028%	10/1/39	2,480	2,313
	University of Southern California	2.805%	10/1/50	475	417
[4]	University of Southern California	2.945%	10/1/51	875	782
	University of Southern California	5.250%	10/1/11	610	771
[4]	University of Southern California	3.226%	10/1/20	725	604
	Whirlpool Corp.	4.600%	5/15/50	1,965	2,061
[4]	William Marsh Rice University	3.574%	5/15/45	659	669
[4]	William Marsh Rice University	3.774%	5/15/55	750	795
[4]	Yale University	2.402%	4/15/50	390	324
					282,522
Consumer Staples (3.9%)
	Altria Group Inc.	5.800%	2/14/39	950	1,029
	Altria Group Inc.	3.400%	2/4/41	1,810	1,477
	Altria Group Inc.	4.250%	8/9/42	2,177	1,963
	Altria Group Inc.	4.500%	5/2/43	3,761	3,466
	Altria Group Inc.	5.375%	1/31/44	5,197	5,398
	Altria Group Inc.	3.875%	9/16/46	780	661
	Altria Group Inc.	5.950%	2/14/49	3,890	4,233
	Altria Group Inc.	4.450%	5/6/50	1,070	972
	Altria Group Inc.	3.700%	2/4/51	4,090	3,334
	Altria Group Inc.	6.200%	2/14/59	230	256
	Altria Group Inc.	4.000%	2/4/61	1,665	1,397
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	7,470	8,119
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	20,701	23,000
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,342	5,742
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,503	3,431
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,475	3,687
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,478	2,740
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,080	1,270
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,359	4,578
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,702	2,521
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,125	3,648
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,862	2,717
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,554	1,620
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,763	3,058
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,158	3,009
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,690	6,124
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,376	4,581
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	4,259	5,172
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,209	1,298
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,420	2,621
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	5,045	6,327
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,847	1,959
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,590	1,929
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,695	2,045
	Archer-Daniels-Midland Co.	4.535%	3/26/42	170	191
	Archer-Daniels-Midland Co.	3.750%	9/15/47	787	825
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	570
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,050	931
	BAT Capital Corp.	4.390%	8/15/37	5,525	5,142
	BAT Capital Corp.	3.734%	9/25/40	1,250	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	4.540%	8/15/47	3,970	3,544
	BAT Capital Corp.	4.758%	9/6/49	1,912	1,753
	BAT Capital Corp.	5.282%	4/2/50	744	736
	BAT Capital Corp.	3.984%	9/25/50	2,160	1,763
	BAT Capital Corp.	5.650%	3/16/52	1,000	1,016
	Brown-Forman Corp.	4.500%	7/15/45	1,890	2,045
	Campbell Soup Co.	4.800%	3/15/48	852	924
	Campbell Soup Co.	3.125%	4/24/50	1,448	1,209
	Church & Dwight Co. Inc.	3.950%	8/1/47	825	851
	Coca-Cola Co.	4.125%	3/25/40	100	107
	Coca-Cola Co.	2.500%	6/1/40	500	444
	Coca-Cola Co.	2.875%	5/5/41	1,365	1,263
	Coca-Cola Co.	4.200%	3/25/50	2,325	2,604
	Coca-Cola Co.	2.600%	6/1/50	3,800	3,251
	Coca-Cola Co.	3.000%	3/5/51	1,240	1,145
	Coca-Cola Co.	2.500%	3/15/51	4,300	3,596
	Coca-Cola Co.	2.750%	6/1/60	1,265	1,074
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	542
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,175	2,490
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	985	1,079
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	945	1,004
	Conagra Brands Inc.	5.300%	11/1/38	2,120	2,327
	Conagra Brands Inc.	5.400%	11/1/48	1,590	1,818
	Constellation Brands Inc.	4.500%	5/9/47	1,300	1,330
	Constellation Brands Inc.	4.100%	2/15/48	1,647	1,599
	Constellation Brands Inc.	5.250%	11/15/48	807	908
	Constellation Brands Inc.	3.750%	5/1/50	2,075	1,926
	Costco Wholesale Corp.	1.750%	4/20/32	4,570	4,060
	Diageo Capital plc	2.125%	4/29/32	1,265	1,147
	Diageo Capital plc	5.875%	9/30/36	1,580	1,989
	Diageo Capital plc	3.875%	4/29/43	750	773
	Diageo Investment Corp.	7.450%	4/15/35	875	1,222
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,297
	Dollar General Corp.	4.125%	4/3/50	1,525	1,522
	Dollar Tree Inc.	3.375%	12/1/51	975	837
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,519
	Estee Lauder Cos. Inc.	4.375%	6/15/45	715	783
	Estee Lauder Cos. Inc.	4.150%	3/15/47	715	772
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,700	1,590
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,925	2,011
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,580	2,406
	General Mills Inc.	5.400%	6/15/40	136	160
	General Mills Inc.	3.000%	2/1/51	2,949	2,549
	Hershey Co.	3.125%	11/15/49	750	695
	Hershey Co.	2.650%	6/1/50	450	382
	Hormel Foods Corp.	3.050%	6/3/51	1,370	1,235
	Ingredion Inc.	3.900%	6/1/50	1,100	1,071
	J M Smucker Co.	4.250%	3/15/35	1,742	1,789
	J M Smucker Co.	2.750%	9/15/41	400	327
	J M Smucker Co.	3.550%	3/15/50	1,090	987
	Kellogg Co.	4.500%	4/1/46	659	716
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,025	1,130
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,520	1,564
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	932
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,833	1,737
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,200	1,060
	Kimberly-Clark Corp.	6.625%	8/1/37	1,590	2,149
	Kimberly-Clark Corp.	5.300%	3/1/41	849	1,023

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimberly-Clark Corp.	3.200%	7/30/46	763	716
Kimberly-Clark Corp.	2.875%	2/7/50	900	809
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,001
Kraft Heinz Foods Co.	5.000%	7/15/35	2,300	2,464
Kraft Heinz Foods Co.	6.875%	1/26/39	900	1,110
Kraft Heinz Foods Co.	6.500%	2/9/40	2,250	2,703
Kraft Heinz Foods Co.	5.200%	7/15/45	5,150	5,572
Kraft Heinz Foods Co.	4.375%	6/1/46	5,400	5,355
Kraft Heinz Foods Co.	4.875%	10/1/49	3,300	3,479
Kraft Heinz Foods Co.	5.500%	6/1/50	2,600	2,962
Kroger Co.	8.000%	9/15/29	775	998
Kroger Co.	6.900%	4/15/38	1,225	1,614
Kroger Co.	5.400%	7/15/40	1,230	1,424
Kroger Co.	5.000%	4/15/42	883	983
Kroger Co.	5.150%	8/1/43	834	955
Kroger Co.	3.875%	10/15/46	925	909
Kroger Co.	4.450%	2/1/47	2,813	2,990
Kroger Co.	4.650%	1/15/48	1,671	1,822
Kroger Co.	3.950%	1/15/50	817	824
McCormick & Co. Inc.	4.200%	8/15/47	775	808
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,254
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,269	1,434
Molson Coors Beverage Co.	5.000%	5/1/42	3,695	3,919
Molson Coors Beverage Co.	4.200%	7/15/46	3,039	2,937
Mondelez International Inc.	1.875%	10/15/32	1,255	1,083
Mondelez International Inc.	2.625%	9/4/50	2,400	1,949
PepsiCo Inc.	3.500%	3/19/40	500	508
PepsiCo Inc.	2.625%	10/21/41	970	876
PepsiCo Inc.	4.000%	3/5/42	1,633	1,738
PepsiCo Inc.	3.600%	8/13/42	1,260	1,276
PepsiCo Inc.	4.250%	10/22/44	968	1,065
PepsiCo Inc.	4.450%	4/14/46	2,163	2,499
PepsiCo Inc.	3.450%	10/6/46	1,775	1,766
PepsiCo Inc.	4.000%	5/2/47	1,253	1,359
PepsiCo Inc.	3.375%	7/29/49	1,215	1,197
PepsiCo Inc.	2.875%	10/15/49	2,500	2,302
PepsiCo Inc.	3.625%	3/19/50	2,555	2,656
PepsiCo Inc.	2.750%	10/21/51	665	595
PepsiCo Inc.	3.875%	3/19/60	1,000	1,084
Philip Morris International Inc.	6.375%	5/16/38	2,533	3,114
Philip Morris International Inc.	4.375%	11/15/41	880	873
Philip Morris International Inc.	4.500%	3/20/42	2,060	2,068
Philip Morris International Inc.	3.875%	8/21/42	2,305	2,149
Philip Morris International Inc.	4.125%	3/4/43	2,470	2,350
Philip Morris International Inc.	4.875%	11/15/43	1,992	2,094
Philip Morris International Inc.	4.250%	11/10/44	1,379	1,339
Procter & Gamble Co.	5.800%	8/15/34	150	188
Procter & Gamble Co.	5.550%	3/5/37	1,269	1,629
Procter & Gamble Co.	3.550%	3/25/40	981	1,010
Procter & Gamble Co.	3.500%	10/25/47	888	919
Procter & Gamble Co.	3.600%	3/25/50	984	1,056
Reynolds American Inc.	5.700%	8/15/35	2,331	2,464
Reynolds American Inc.	7.250%	6/15/37	887	1,051
Reynolds American Inc.	6.150%	9/15/43	1,340	1,420
Reynolds American Inc.	5.850%	8/15/45	4,227	4,321
Sysco Corp.	6.600%	4/1/40	1,782	2,319
Sysco Corp.	4.850%	10/1/45	1,440	1,533
Sysco Corp.	4.500%	4/1/46	690	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	4.450%	3/15/48	1,900	1,970
	Sysco Corp.	3.300%	2/15/50	650	566
	Sysco Corp.	6.600%	4/1/50	2,774	3,717
	Sysco Corp.	3.150%	12/14/51	525	449
	Target Corp.	6.350%	11/1/32	100	126
	Target Corp.	6.500%	10/15/37	1,250	1,664
	Target Corp.	7.000%	1/15/38	1,400	1,967
	Target Corp.	4.000%	7/1/42	310	334
	Target Corp.	3.625%	4/15/46	2,225	2,272
	Target Corp.	3.900%	11/15/47	1,650	1,762
	Target Corp.	2.950%	1/15/52	1,700	1,566
	Tyson Foods Inc.	4.875%	8/15/34	1,795	1,938
	Tyson Foods Inc.	5.150%	8/15/44	98	111
	Tyson Foods Inc.	4.550%	6/2/47	440	469
	Tyson Foods Inc.	5.100%	9/28/48	1,570	1,825
	Unilever Capital Corp.	5.900%	11/15/32	2,438	3,005
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,866	2,986
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,125	1,089
	Walmart Inc.	5.250%	9/1/35	2,655	3,222
	Walmart Inc.	6.200%	4/15/38	2,918	3,956
	Walmart Inc.	3.950%	6/28/38	1,807	1,958
	Walmart Inc.	5.625%	4/1/40	382	493
	Walmart Inc.	5.000%	10/25/40	1,719	2,072
	Walmart Inc.	5.625%	4/15/41	1,040	1,342
	Walmart Inc.	2.500%	9/22/41	1,115	993
	Walmart Inc.	4.000%	4/11/43	1,266	1,371
	Walmart Inc.	3.625%	12/15/47	942	989
	Walmart Inc.	4.050%	6/29/48	2,908	3,297
	Walmart Inc.	2.950%	9/24/49	2,175	2,058
	Walmart Inc.	2.650%	9/22/51	2,435	2,168
					374,191
Energy (4.6%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,413	2,730
	Baker Hughes Holdings LLC	4.080%	12/15/47	2,341	2,357
	Boardwalk Pipelines LP	3.600%	9/1/32	980	937
	BP Capital Markets America Inc.	3.060%	6/17/41	2,600	2,345
	BP Capital Markets America Inc.	3.000%	2/24/50	4,500	3,897
	BP Capital Markets America Inc.	2.772%	11/10/50	3,605	2,989
	BP Capital Markets America Inc.	2.939%	6/4/51	4,745	4,048
	BP Capital Markets America Inc.	3.001%	3/17/52	2,800	2,407
	BP Capital Markets America Inc.	3.379%	2/8/61	4,565	4,062
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,304	1,533
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,259	1,400
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,325	1,566
	Canadian Natural Resources Ltd.	6.250%	3/15/38	560	666
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,600	1,978
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,675	1,857
	Cenovus Energy Inc.	5.250%	6/15/37	1,425	1,548
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,235
	Cenovus Energy Inc.	6.750%	11/15/39	2,890	3,582
	Cenovus Energy Inc.	5.400%	6/15/47	2,025	2,284
	Cenovus Energy Inc.	3.750%	2/15/52	915	823
[5]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,015	1,763
	Chevron Corp.	3.078%	5/11/50	1,595	1,512
	Chevron USA Inc.	5.250%	11/15/43	1,384	1,713
	Chevron USA Inc.	2.343%	8/12/50	1,395	1,136
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,100	2,949
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNOOC Petroleum North America ULC	7.875%	3/15/32	200	255
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,719
	CNOOC Petroleum North America ULC	6.400%	5/15/37	3,600	4,217
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	525
	ConocoPhillips	5.900%	10/15/32	1,809	2,187
	ConocoPhillips	5.900%	5/15/38	2,622	3,224
	ConocoPhillips	6.500%	2/1/39	1,185	1,585
[5]	ConocoPhillips	4.875%	10/1/47	2,120	2,489
[5]	ConocoPhillips Co.	3.758%	3/15/42	1,366	1,388
	ConocoPhillips Co.	4.300%	11/15/44	3,177	3,441
	ConocoPhillips Co.	3.800%	3/15/52	2,325	2,368
[5]	ConocoPhillips Co.	4.025%	3/15/62	3,477	3,528
	Continental Resources Inc.	4.900%	6/1/44	737	730
	Devon Energy Corp.	7.950%	4/15/32	651	846
	Devon Energy Corp.	5.600%	7/15/41	2,841	3,282
	Devon Energy Corp.	4.750%	5/15/42	1,427	1,508
	Devon Energy Corp.	5.000%	6/15/45	1,625	1,770
	Diamondback Energy Inc.	4.400%	3/24/51	1,095	1,110
	Diamondback Energy Inc.	4.250%	3/15/52	1,500	1,482
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	925	968
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	850	882
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	1,166	1,554
	Enbridge Energy Partners LP	5.500%	9/15/40	1,625	1,838
	Enbridge Energy Partners LP	7.375%	10/15/45	1,925	2,672
	Enbridge Inc.	2.500%	8/1/33	1,479	1,314
	Enbridge Inc.	4.500%	6/10/44	525	537
	Enbridge Inc.	5.500%	12/1/46	274	329
	Enbridge Inc.	4.000%	11/15/49	1,075	1,059
	Enbridge Inc.	3.400%	8/1/51	2,230	1,984
	Energy Transfer LP	4.900%	3/15/35	1,187	1,202
	Energy Transfer LP	6.625%	10/15/36	926	1,041
[4]	Energy Transfer LP	5.800%	6/15/38	1,680	1,829
	Energy Transfer LP	7.500%	7/1/38	1,120	1,383
	Energy Transfer LP	6.050%	6/1/41	1,600	1,778
	Energy Transfer LP	6.500%	2/1/42	1,880	2,163
	Energy Transfer LP	6.100%	2/15/42	300	324
	Energy Transfer LP	5.150%	2/1/43	864	854
	Energy Transfer LP	5.950%	10/1/43	1,100	1,180
	Energy Transfer LP	5.300%	4/1/44	1,308	1,335
	Energy Transfer LP	5.000%	5/15/44	955	933
	Energy Transfer LP	5.150%	3/15/45	1,975	1,998
	Energy Transfer LP	5.350%	5/15/45	1,750	1,804
	Energy Transfer LP	6.125%	12/15/45	1,645	1,815
	Energy Transfer LP	5.300%	4/15/47	2,475	2,538
	Energy Transfer LP	5.400%	10/1/47	3,075	3,211
	Energy Transfer LP	6.000%	6/15/48	2,632	2,926
	Energy Transfer LP	6.250%	4/15/49	3,861	4,429
	Energy Transfer LP	5.000%	5/15/50	3,390	3,437
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,252
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,534
	Enterprise Products Operating LLC	7.550%	4/15/38	1,000	1,336
	Enterprise Products Operating LLC	6.125%	10/15/39	680	820
	Enterprise Products Operating LLC	5.950%	2/1/41	885	1,051
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	2,634
	Enterprise Products Operating LLC	4.850%	8/15/42	2,680	2,838
	Enterprise Products Operating LLC	4.450%	2/15/43	1,258	1,267
	Enterprise Products Operating LLC	4.850%	3/15/44	1,603	1,698
	Enterprise Products Operating LLC	5.100%	2/15/45	2,240	2,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.900%	5/15/46	2,000	2,163
	Enterprise Products Operating LLC	4.250%	2/15/48	3,690	3,706
	Enterprise Products Operating LLC	4.800%	2/1/49	2,815	3,020
	Enterprise Products Operating LLC	4.200%	1/31/50	3,140	3,121
	Enterprise Products Operating LLC	3.700%	1/31/51	1,760	1,613
	Enterprise Products Operating LLC	3.200%	2/15/52	1,940	1,648
	Enterprise Products Operating LLC	3.300%	2/15/53	745	637
	Enterprise Products Operating LLC	4.950%	10/15/54	992	1,088
	Enterprise Products Operating LLC	3.950%	1/31/60	2,555	2,383
	EOG Resources Inc.	3.900%	4/1/35	937	965
	EOG Resources Inc.	4.950%	4/15/50	1,235	1,517
	Exxon Mobil Corp.	2.995%	8/16/39	837	774
	Exxon Mobil Corp.	4.227%	3/19/40	5,117	5,524
	Exxon Mobil Corp.	3.567%	3/6/45	2,625	2,567
	Exxon Mobil Corp.	4.114%	3/1/46	3,567	3,836
	Exxon Mobil Corp.	3.095%	8/16/49	2,400	2,196
	Exxon Mobil Corp.	4.327%	3/19/50	6,420	7,157
	Exxon Mobil Corp.	3.452%	4/15/51	5,475	5,295
	Halliburton Co.	4.850%	11/15/35	2,866	3,083
	Halliburton Co.	6.700%	9/15/38	1,711	2,157
	Halliburton Co.	4.500%	11/15/41	1,800	1,821
	Halliburton Co.	4.750%	8/1/43	3,335	3,489
	Halliburton Co.	5.000%	11/15/45	3,142	3,410
	Hess Corp.	7.125%	3/15/33	1,450	1,790
	Hess Corp.	6.000%	1/15/40	1,591	1,857
	Hess Corp.	5.600%	2/15/41	2,315	2,605
	Hess Corp.	5.800%	4/1/47	750	889
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,005	1,246
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,562	1,773
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	925	1,084
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,965	2,463
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	605	719
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,166	1,401
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,696	1,996
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,350	1,467
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	862	888
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	775	772
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,340	1,379
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,728	2,972
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	900	974
	Kinder Morgan Inc.	5.550%	6/1/45	3,964	4,441
	Kinder Morgan Inc.	5.050%	2/15/46	1,498	1,589
	Kinder Morgan Inc.	5.200%	3/1/48	1,470	1,600
	Kinder Morgan Inc.	3.250%	8/1/50	930	772
	Magellan Midstream Partners LP	5.150%	10/15/43	1,815	1,957
	Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,656
	Magellan Midstream Partners LP	4.200%	10/3/47	1,625	1,581
	Magellan Midstream Partners LP	3.950%	3/1/50	1,020	964
	Marathon Oil Corp.	6.600%	10/1/37	1,525	1,858
	Marathon Oil Corp.	5.200%	6/1/45	1,175	1,272
	Marathon Petroleum Corp.	6.500%	3/1/41	2,450	3,017
	Marathon Petroleum Corp.	4.750%	9/15/44	1,727	1,758
	Marathon Petroleum Corp.	4.500%	4/1/48	1,040	1,045
	Marathon Petroleum Corp.	5.000%	9/15/54	1,450	1,506
	MPLX LP	4.500%	4/15/38	3,187	3,248
	MPLX LP	5.200%	3/1/47	1,594	1,718
[5]	MPLX LP	5.200%	12/1/47	600	639
	MPLX LP	5.200%	12/1/47	742	790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.700%	4/15/48	3,085	3,110
	MPLX LP	5.500%	2/15/49	2,503	2,780
	MPLX LP	4.900%	4/15/58	1,150	1,163
	NOV Inc.	3.950%	12/1/42	1,225	1,077
	ONEOK Inc.	6.000%	6/15/35	660	731
	ONEOK Inc.	4.950%	7/13/47	1,780	1,814
	ONEOK Inc.	5.200%	7/15/48	405	433
	ONEOK Inc.	4.450%	9/1/49	1,255	1,217
	ONEOK Inc.	4.500%	3/15/50	1,050	1,014
	ONEOK Inc.	7.150%	1/15/51	884	1,137
	ONEOK Partners LP	6.650%	10/1/36	895	1,022
	ONEOK Partners LP	6.850%	10/15/37	1,770	2,059
	ONEOK Partners LP	6.125%	2/1/41	1,520	1,672
	ONEOK Partners LP	6.200%	9/15/43	676	742
	Ovintiv Inc.	6.500%	8/15/34	1,000	1,188
	Ovintiv Inc.	6.625%	8/15/37	1,478	1,755
	Ovintiv Inc.	6.500%	2/1/38	1,025	1,218
	Phillips 66	4.650%	11/15/34	2,658	2,837
	Phillips 66	5.875%	5/1/42	3,775	4,652
	Phillips 66	4.875%	11/15/44	380	421
	Phillips 66	3.300%	3/15/52	2,165	1,906
	Phillips 66 Partners LP	4.680%	2/15/45	840	899
	Phillips 66 Partners LP	4.900%	10/1/46	1,550	1,704
	Plains All American Pipeline LP	6.650%	1/15/37	1,668	1,905
	Plains All American Pipeline LP	5.150%	6/1/42	1,050	1,024
	Plains All American Pipeline LP	4.300%	1/31/43	775	692
	Plains All American Pipeline LP	4.700%	6/15/44	1,275	1,198
	Plains All American Pipeline LP	4.900%	2/15/45	1,120	1,072
	Shell International Finance BV	4.125%	5/11/35	1,515	1,602
	Shell International Finance BV	6.375%	12/15/38	3,219	4,268
	Shell International Finance BV	5.500%	3/25/40	3,315	4,082
	Shell International Finance BV	2.875%	11/26/41	1,100	989
	Shell International Finance BV	3.625%	8/21/42	1,507	1,474
	Shell International Finance BV	4.550%	8/12/43	3,394	3,767
	Shell International Finance BV	4.375%	5/11/45	6,935	7,525
	Shell International Finance BV	4.000%	5/10/46	3,197	3,329
	Shell International Finance BV	3.750%	9/12/46	2,704	2,733
	Shell International Finance BV	3.125%	11/7/49	2,970	2,709
	Shell International Finance BV	3.250%	4/6/50	4,213	3,964
	Shell International Finance BV	3.000%	11/26/51	2,225	1,987
	Spectra Energy Partners LP	5.950%	9/25/43	1,107	1,342
	Spectra Energy Partners LP	4.500%	3/15/45	1,835	1,873
	Suncor Energy Inc.	5.350%	7/15/33	1,100	1,204
	Suncor Energy Inc.	5.950%	12/1/34	1,588	1,836
	Suncor Energy Inc.	5.950%	5/15/35	1,280	1,496
	Suncor Energy Inc.	6.800%	5/15/38	950	1,225
	Suncor Energy Inc.	6.500%	6/15/38	2,429	3,070
	Suncor Energy Inc.	6.850%	6/1/39	1,964	2,542
	Suncor Energy Inc.	4.000%	11/15/47	1,940	1,937
	Suncor Energy Inc.	3.750%	3/4/51	1,160	1,114
[6]	Targa Resources Corp.	4.200%	2/1/33	1,500	1,514
[6]	Targa Resources Corp.	4.950%	4/15/52	1,500	1,527
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,369
	Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,243
	TotalEnergies Capital International SA	2.986%	6/29/41	1,265	1,156
	TotalEnergies Capital International SA	3.461%	7/12/49	1,390	1,343
	TotalEnergies Capital International SA	3.127%	5/29/50	4,895	4,470
	TotalEnergies Capital International SA	3.386%	6/29/60	2,150	1,989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,527	2,701
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,025	1,152
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,900	2,226
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,783	2,180
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,512	2,690
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,801
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,240	1,728
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,135	2,623
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,419	1,564
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,500	2,806
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,125	2,487
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,075	1,222
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,370
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	870	849
	Valero Energy Corp.	7.500%	4/15/32	1,565	1,972
	Valero Energy Corp.	6.625%	6/15/37	2,925	3,626
	Valero Energy Corp.	4.900%	3/15/45	1,850	1,961
	Valero Energy Corp.	3.650%	12/1/51	1,645	1,458
	Valero Energy Corp.	4.000%	6/1/52	1,000	942
	Williams Cos. Inc.	6.300%	4/15/40	2,950	3,563
	Williams Cos. Inc.	5.800%	11/15/43	1,100	1,261
	Williams Cos. Inc.	5.400%	3/4/44	1,122	1,235
	Williams Cos. Inc.	5.750%	6/24/44	1,460	1,685
	Williams Cos. Inc.	5.100%	9/15/45	2,475	2,669
	Williams Cos. Inc.	4.850%	3/1/48	2,385	2,546
	Williams Cos. Inc.	3.500%	10/15/51	1,350	1,181
					443,519
Financials (7.5%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	2,900	2,610
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,640	3,199
	Aflac Inc.	4.000%	10/15/46	1,689	1,717
	Aflac Inc.	4.750%	1/15/49	742	850
	Alleghany Corp.	4.900%	9/15/44	975	1,072
	Alleghany Corp.	3.250%	8/15/51	1,000	872
	Allstate Corp.	5.550%	5/9/35	655	778
	Allstate Corp.	5.950%	4/1/36	625	764
	Allstate Corp.	4.200%	12/15/46	1,511	1,610
	Allstate Corp.	3.850%	8/10/49	1,300	1,317
[4]	Allstate Corp.	6.500%	5/15/57	1,160	1,395
	American Express Co.	4.050%	12/3/42	2,037	2,151
	American Financial Group Inc.	4.500%	6/15/47	1,170	1,195
	American International Group Inc.	3.875%	1/15/35	2,431	2,475
	American International Group Inc.	4.700%	7/10/35	1,620	1,737
	American International Group Inc.	6.250%	5/1/36	1,230	1,519
	American International Group Inc.	4.500%	7/16/44	3,049	3,298
	American International Group Inc.	4.800%	7/10/45	1,071	1,207
	American International Group Inc.	4.750%	4/1/48	3,110	3,569
	American International Group Inc.	4.375%	6/30/50	1,180	1,293
	American International Group Inc.	4.375%	1/15/55	2,900	3,096
	Aon Corp.	6.250%	9/30/40	670	836
	Aon Corp.	2.900%	8/23/51	1,000	825
	Aon Corp.	3.900%	2/28/52	1,010	999
	Aon Global Ltd.	4.600%	6/14/44	457	476
	Aon Global Ltd.	4.750%	5/15/45	1,929	2,075
	Arch Capital Finance LLC	5.031%	12/15/46	1,025	1,118
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,107
	Arch Capital Group Ltd.	3.635%	6/30/50	1,800	1,655
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,025	1,822
	Arthur J Gallagher & Co.	3.050%	3/9/52	400	328
	Athene Holding Ltd.	3.950%	5/25/51	1,910	1,750
	Athene Holding Ltd.	3.450%	5/15/52	875	738
	Bank of America Corp.	6.110%	1/29/37	4,536	5,419
[4]	Bank of America Corp.	4.244%	4/24/38	5,225	5,405
	Bank of America Corp.	7.750%	5/14/38	2,468	3,444
[4]	Bank of America Corp.	4.078%	4/23/40	4,265	4,377
[4]	Bank of America Corp.	2.676%	6/19/41	9,428	7,991
[4]	Bank of America Corp.	5.875%	2/7/42	3,485	4,389
	Bank of America Corp.	3.311%	4/22/42	8,260	7,643
[4]	Bank of America Corp.	5.000%	1/21/44	4,236	4,872
[4]	Bank of America Corp.	4.875%	4/1/44	1,968	2,218
[4]	Bank of America Corp.	4.750%	4/21/45	1,180	1,264
[4]	Bank of America Corp.	4.443%	1/20/48	1,434	1,554
[4]	Bank of America Corp.	3.946%	1/23/49	4,082	4,141
[4]	Bank of America Corp.	4.330%	3/15/50	7,285	7,803
[4]	Bank of America Corp.	4.083%	3/20/51	10,165	10,496
[4]	Bank of America Corp.	2.831%	10/24/51	2,066	1,759
	Bank of America Corp.	2.972%	7/21/52	4,100	3,504
[4]	Bank of America NA	6.000%	10/15/36	1,436	1,757
	Barclays plc	3.811%	3/10/42	1,875	1,671
	Barclays plc	3.330%	11/24/42	2,200	1,915
	Barclays plc	5.250%	8/17/45	2,891	3,220
	Barclays plc	4.950%	1/10/47	2,570	2,806
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,018	1,281
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,465	1,585
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,240	1,322
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,528	5,944
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,740	4,074
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,602	3,123
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	6,430	6,573
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,578	1,736
	Brighthouse Financial Inc.	4.700%	6/22/47	1,568	1,524
	Brighthouse Financial Inc.	3.850%	12/22/51	1,250	1,043
	Brookfield Finance Inc.	4.700%	9/20/47	900	953
	Brookfield Finance Inc.	3.500%	3/30/51	2,475	2,188
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	966
	Brookfield Finance LLC	3.450%	4/15/50	1,175	1,023
	Brown & Brown Inc.	4.950%	3/17/52	1,025	1,094
[6]	Canadian Imperial Bank of Commerce	3.600%	4/7/32	1,525	1,519
	Chubb Corp.	6.000%	5/11/37	1,598	2,002
[4]	Chubb Corp.	6.500%	5/15/38	3,980	5,236
	Chubb INA Holdings Inc.	6.700%	5/15/36	760	990
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,552	1,612
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,626	1,777
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	434
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,780	1,541
	CI Financial Corp.	4.100%	6/15/51	1,995	1,747
	Cincinnati Financial Corp.	6.125%	11/1/34	900	1,106
	Citigroup Inc.	6.625%	6/15/32	2,284	2,764
	Citigroup Inc.	6.000%	10/31/33	1,932	2,253
	Citigroup Inc.	6.125%	8/25/36	1,983	2,378
[4]	Citigroup Inc.	3.878%	1/24/39	2,335	2,343
	Citigroup Inc.	8.125%	7/15/39	2,244	3,398
[4]	Citigroup Inc.	5.316%	3/26/41	4,504	5,249
	Citigroup Inc.	5.875%	1/30/42	2,370	2,929
	Citigroup Inc.	2.904%	11/3/42	1,880	1,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.675%	9/13/43	1,234	1,639
	Citigroup Inc.	5.300%	5/6/44	1,879	2,137
	Citigroup Inc.	4.650%	7/30/45	2,352	2,603
	Citigroup Inc.	4.750%	5/18/46	4,543	4,866
[4]	Citigroup Inc.	4.281%	4/24/48	1,275	1,368
	Citigroup Inc.	4.650%	7/23/48	4,830	5,462
	Citizens Financial Group Inc.	2.638%	9/30/32	1,383	1,222
	CME Group Inc.	5.300%	9/15/43	1,865	2,281
	CME Group Inc.	4.150%	6/15/48	1,380	1,512
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,574	3,163
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,334	2,835
	Cooperatieve Rabobank UA	5.250%	8/4/45	4,039	4,602
[5,6]	Corebridge Financial Inc.	4.400%	4/5/52	2,000	2,000
	Credit Suisse Group AG	4.875%	5/15/45	4,750	4,928
	Credit Suisse USA Inc.	7.125%	7/15/32	908	1,176
	Equitable Holdings Inc.	5.000%	4/20/48	3,450	3,739
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,219
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,980	1,768
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,850	1,539
	Fidelity National Financial Inc.	3.200%	9/17/51	750	596
	Fifth Third Bancorp	8.250%	3/1/38	2,564	3,787
[4]	First Republic Bank	4.375%	8/1/46	1,275	1,313
[4]	First Republic Bank	4.625%	2/13/47	415	445
	Franklin Resources Inc.	2.950%	8/12/51	900	749
	GATX Corp.	3.500%	6/1/32	825	796
	GATX Corp.	5.200%	3/15/44	355	392
	GATX Corp.	3.100%	6/1/51	1,044	869
	GE Capital Funding LLC	4.550%	5/15/32	2,535	2,729
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	16,892	18,214
	Goldman Sachs Capital I	6.345%	2/15/34	1,834	2,162
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,133	3,746
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,482	1,811
	Goldman Sachs Group Inc.	6.750%	10/1/37	12,917	16,317
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	3,875	3,904
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,341	6,678
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,765	4,861
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,055	3,642
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,320	3,998
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,172	4,633
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,090	3,467
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,549	1,735
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,106	1,307
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,637	2,030
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,210	1,221
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,275	1,197
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	992
[4]	HSBC Bank USA NA	5.875%	11/1/34	1,653	1,902
[4]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,431
[4]	HSBC Holdings plc	7.625%	5/17/32	1,054	1,339
	HSBC Holdings plc	6.500%	5/2/36	4,709	5,716
	HSBC Holdings plc	6.500%	9/15/37	5,195	6,346
	HSBC Holdings plc	6.800%	6/1/38	900	1,127
	HSBC Holdings plc	6.100%	1/14/42	3,005	3,809
	HSBC Holdings plc	5.250%	3/14/44	3,760	4,143
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,173	1,883
	Intercontinental Exchange Inc.	2.650%	9/15/40	680	584
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,100	2,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,225	2,825
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,050	3,439
	Invesco Finance plc	5.375%	11/30/43	875	996
[5]	Jackson Financial Inc.	4.000%	11/23/51	750	636
	Jefferies Group LLC	2.750%	10/15/32	440	394
	Jefferies Group LLC	6.250%	1/15/36	825	967
	Jefferies Group LLC	6.500%	1/20/43	1,181	1,417
	JPMorgan Chase & Co.	6.400%	5/15/38	3,765	4,920
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	4,977	5,057
	JPMorgan Chase & Co.	5.500%	10/15/40	2,434	2,923
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	2,960	2,674
	JPMorgan Chase & Co.	5.600%	7/15/41	4,155	5,047
	JPMorgan Chase & Co.	2.525%	11/19/41	660	546
	JPMorgan Chase & Co.	5.400%	1/6/42	3,443	4,118
	JPMorgan Chase & Co.	3.157%	4/22/42	1,480	1,341
	JPMorgan Chase & Co.	5.625%	8/16/43	2,983	3,626
	JPMorgan Chase & Co.	4.850%	2/1/44	2,501	2,838
	JPMorgan Chase & Co.	4.950%	6/1/45	3,508	3,982
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	5,770	6,151
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,340	4,491
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	5,389	5,510
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	3,760	3,807
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	5,039	4,481
	JPMorgan Chase & Co.	3.328%	4/22/52	8,205	7,591
	Legg Mason Inc.	5.625%	1/15/44	1,339	1,588
	Lincoln National Corp.	3.400%	1/15/31	100	98
	Lincoln National Corp.	6.300%	10/9/37	680	827
	Lincoln National Corp.	7.000%	6/15/40	555	730
	Lincoln National Corp.	4.350%	3/1/48	615	621
	Lincoln National Corp.	4.375%	6/15/50	1,055	1,082
	Lloyds Banking Group plc	5.300%	12/1/45	1,158	1,272
	Lloyds Banking Group plc	4.344%	1/9/48	3,685	3,598
	Loews Corp.	6.000%	2/1/35	1,075	1,278
	Loews Corp.	4.125%	5/15/43	1,090	1,090
	Manulife Financial Corp.	5.375%	3/4/46	1,331	1,622
	Markel Corp.	5.000%	4/5/46	1,765	1,942
	Markel Corp.	4.300%	11/1/47	622	631
	Markel Corp.	5.000%	5/20/49	926	1,023
	Markel Corp.	4.150%	9/17/50	750	750
	Markel Corp.	3.450%	5/7/52	1,550	1,376
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,020	2,394
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,103	2,327
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,059	1,127
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	860	892
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,259	2,616
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	285	239
	Mastercard Inc.	3.800%	11/21/46	1,110	1,167
	Mastercard Inc.	3.950%	2/26/48	2,049	2,196
	Mastercard Inc.	3.650%	6/1/49	2,562	2,658
	Mastercard Inc.	3.850%	3/26/50	2,975	3,150
	Mastercard Inc.	2.950%	3/15/51	1,555	1,426
	MetLife Inc.	6.500%	12/15/32	2,065	2,600
	MetLife Inc.	6.375%	6/15/34	928	1,173
	MetLife Inc.	5.700%	6/15/35	1,619	1,949
[4]	MetLife Inc.	6.400%	12/15/36	2,062	2,219
[4]	MetLife Inc.	10.750%	8/1/39	1,025	1,489
	MetLife Inc.	5.875%	2/6/41	2,553	3,179
	MetLife Inc.	4.125%	8/13/42	2,184	2,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.875%	11/13/43	2,336	2,636
	MetLife Inc.	4.721%	12/15/44	1,265	1,387
	MetLife Inc.	4.050%	3/1/45	1,458	1,499
	MetLife Inc.	4.600%	5/13/46	695	782
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	949	998
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,495	1,547
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,299	3,256
	Morgan Stanley	7.250%	4/1/32	1,850	2,390
[4]	Morgan Stanley	3.971%	7/22/38	2,815	2,836
[4]	Morgan Stanley	4.457%	4/22/39	1,991	2,140
	Morgan Stanley	3.217%	4/22/42	3,850	3,544
	Morgan Stanley	6.375%	7/24/42	4,189	5,604
	Morgan Stanley	4.300%	1/27/45	7,509	7,899
	Morgan Stanley	4.375%	1/22/47	1,556	1,684
[4]	Morgan Stanley	5.597%	3/24/51	4,443	5,694
[4]	Morgan Stanley	2.802%	1/25/52	5,190	4,340
	Nasdaq Inc.	2.500%	12/21/40	635	512
	Nasdaq Inc.	3.250%	4/28/50	1,327	1,148
	Nasdaq Inc.	3.950%	3/7/52	1,125	1,092
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	825	912
	Old Republic International Corp.	3.850%	6/11/51	555	516
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,327
	Principal Financial Group Inc.	4.350%	5/15/43	1,107	1,140
	Principal Financial Group Inc.	4.300%	11/15/46	891	939
	Progressive Corp.	6.250%	12/1/32	1,000	1,240
	Progressive Corp.	4.350%	4/25/44	1,130	1,198
	Progressive Corp.	4.125%	4/15/47	2,448	2,601
	Progressive Corp.	4.200%	3/15/48	1,435	1,536
	Progressive Corp.	3.950%	3/26/50	800	831
[4]	Prudential Financial Inc.	5.750%	7/15/33	550	641
[4]	Prudential Financial Inc.	5.700%	12/14/36	1,690	2,032
[4]	Prudential Financial Inc.	6.625%	12/1/37	768	992
[4]	Prudential Financial Inc.	3.000%	3/10/40	1,066	962
[4]	Prudential Financial Inc.	6.625%	6/21/40	749	971
[4]	Prudential Financial Inc.	6.200%	11/15/40	960	1,178
[4]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,286
[4]	Prudential Financial Inc.	4.600%	5/15/44	753	816
	Prudential Financial Inc.	3.905%	12/7/47	3,100	3,138
	Prudential Financial Inc.	3.935%	12/7/49	868	881
[4]	Prudential Financial Inc.	4.350%	2/25/50	1,077	1,170
[4]	Prudential Financial Inc.	3.700%	3/13/51	1,039	1,017
	Raymond James Financial Inc.	4.950%	7/15/46	2,075	2,344
	Raymond James Financial Inc.	3.750%	4/1/51	1,005	986
[4]	Regions Bank	6.450%	6/26/37	1,000	1,246
	Regions Financial Corp.	7.375%	12/10/37	850	1,127
	Selective Insurance Group Inc.	5.375%	3/1/49	525	578
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	980
	SVB Financial Group	1.800%	2/2/31	88	76
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,116
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,376
[4]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	2,351
	Travelers Cos. Inc.	5.350%	11/1/40	1,540	1,845
	Travelers Cos. Inc.	4.600%	8/1/43	938	1,037
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	1,103
	Travelers Cos. Inc.	3.750%	5/15/46	885	873
	Travelers Cos. Inc.	4.000%	5/30/47	575	589
	Travelers Cos. Inc.	4.050%	3/7/48	850	879
	Travelers Cos. Inc.	4.100%	3/4/49	1,550	1,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travelers Cos. Inc.	2.550%	4/27/50	1,170	949
	Travelers Cos. Inc.	3.050%	6/8/51	1,595	1,430
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,118	1,418
	Unum Group	5.750%	8/15/42	1,250	1,334
	Unum Group	4.500%	12/15/49	1,075	990
	Unum Group	4.125%	6/15/51	1,200	1,054
	Visa Inc.	4.150%	12/14/35	3,967	4,329
	Visa Inc.	2.700%	4/15/40	980	889
	Visa Inc.	4.300%	12/14/45	6,076	6,783
	Visa Inc.	3.650%	9/15/47	3,080	3,176
	Visa Inc.	2.000%	8/15/50	3,958	3,071
	Voya Financial Inc.	5.700%	7/15/43	1,125	1,329
	Voya Financial Inc.	4.800%	6/15/46	700	770
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,601
	W R Berkley Corp.	3.550%	3/30/52	400	361
	W R Berkley Corp.	3.150%	9/30/61	435	342
	Wachovia Corp.	5.500%	8/1/35	1,717	1,943
[4]	Wells Fargo & Co.	5.950%	12/15/36	1,002	1,166
[4]	Wells Fargo & Co.	3.068%	4/30/41	7,755	6,989
	Wells Fargo & Co.	5.375%	11/2/43	2,201	2,544
	Wells Fargo & Co.	5.606%	1/15/44	5,072	6,070
[4]	Wells Fargo & Co.	4.650%	11/4/44	4,643	4,964
	Wells Fargo & Co.	3.900%	5/1/45	5,151	5,147
[4]	Wells Fargo & Co.	4.900%	11/17/45	4,667	5,166
[4]	Wells Fargo & Co.	4.400%	6/14/46	4,233	4,411
[4]	Wells Fargo & Co.	4.750%	12/7/46	3,821	4,175
[4]	Wells Fargo & Co.	5.013%	4/4/51	10,927	12,943
[4]	Wells Fargo Bank NA	5.850%	2/1/37	1,971	2,368
[4]	Wells Fargo Bank NA	6.600%	1/15/38	2,319	3,040
	Western Union Co.	6.200%	11/17/36	1,500	1,645
	Westpac Banking Corp.	4.421%	7/24/39	2,754	2,816
	Westpac Banking Corp.	2.963%	11/16/40	1,900	1,592
	Willis North America Inc.	5.050%	9/15/48	1,170	1,259
	Willis North America Inc.	3.875%	9/15/49	850	776
	XLIT Ltd.	5.250%	12/15/43	950	1,150
	XLIT Ltd.	5.500%	3/31/45	900	1,064
					723,885
Health Care (7.3%)
	Abbott Laboratories	4.750%	11/30/36	3,500	4,077
	Abbott Laboratories	6.150%	11/30/37	633	829
	Abbott Laboratories	6.000%	4/1/39	1,585	2,068
	Abbott Laboratories	5.300%	5/27/40	1,368	1,675
	Abbott Laboratories	4.750%	4/15/43	1,075	1,244
	Abbott Laboratories	4.900%	11/30/46	5,469	6,676
	AbbVie Inc.	4.550%	3/15/35	2,618	2,821
	AbbVie Inc.	4.500%	5/14/35	6,822	7,336
	AbbVie Inc.	4.300%	5/14/36	4,097	4,299
	AbbVie Inc.	4.050%	11/21/39	5,950	6,138
	AbbVie Inc.	4.625%	10/1/42	3,240	3,464
	AbbVie Inc.	4.400%	11/6/42	3,823	4,052
	AbbVie Inc.	4.850%	6/15/44	1,430	1,586
	AbbVie Inc.	4.750%	3/15/45	1,262	1,377
	AbbVie Inc.	4.700%	5/14/45	5,880	6,407
	AbbVie Inc.	4.450%	5/14/46	4,258	4,534
	AbbVie Inc.	4.875%	11/14/48	3,370	3,824
	AbbVie Inc.	4.250%	11/21/49	12,018	12,540
	Adventist Health System	3.630%	3/1/49	850	820
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	700	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	700	666
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	423	374
	Aetna Inc.	6.625%	6/15/36	1,579	1,990
	Aetna Inc.	6.750%	12/15/37	1,024	1,314
	Aetna Inc.	4.500%	5/15/42	715	743
	Aetna Inc.	4.125%	11/15/42	1,315	1,291
	Aetna Inc.	4.750%	3/15/44	1,498	1,602
	Aetna Inc.	3.875%	8/15/47	490	478
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,335
[4]	AHS Hospital Corp.	2.780%	7/1/51	1,050	885
[4]	Allina Health System	3.887%	4/15/49	1,235	1,253
	AmerisourceBergen Corp.	4.250%	3/1/45	1,350	1,339
	AmerisourceBergen Corp.	4.300%	12/15/47	1,348	1,375
	Amgen Inc.	3.150%	2/21/40	4,024	3,674
	Amgen Inc.	2.800%	8/15/41	1,550	1,334
	Amgen Inc.	4.950%	10/1/41	3,270	3,635
	Amgen Inc.	5.150%	11/15/41	1,666	1,892
	Amgen Inc.	4.400%	5/1/45	6,171	6,500
	Amgen Inc.	4.563%	6/15/48	2,277	2,469
	Amgen Inc.	3.375%	2/21/50	4,860	4,399
	Amgen Inc.	4.663%	6/15/51	9,313	10,305
	Amgen Inc.	3.000%	1/15/52	2,805	2,380
	Amgen Inc.	4.200%	2/22/52	2,075	2,149
	Amgen Inc.	2.770%	9/1/53	937	754
	Amgen Inc.	4.400%	2/22/62	2,600	2,699
	Anthem Inc.	5.950%	12/15/34	1,600	1,932
	Anthem Inc.	5.850%	1/15/36	500	604
	Anthem Inc.	6.375%	6/15/37	826	1,058
	Anthem Inc.	4.625%	5/15/42	1,614	1,768
	Anthem Inc.	4.650%	1/15/43	2,544	2,800
	Anthem Inc.	5.100%	1/15/44	2,120	2,446
	Anthem Inc.	4.650%	8/15/44	2,807	3,062
	Anthem Inc.	4.375%	12/1/47	2,802	3,014
	Anthem Inc.	4.550%	3/1/48	2,493	2,753
	Anthem Inc.	3.700%	9/15/49	375	366
	Anthem Inc.	3.125%	5/15/50	2,390	2,125
	Anthem Inc.	3.600%	3/15/51	1,250	1,204
	Anthem Inc.	4.850%	8/15/54	500	554
[4]	Ascension Health	3.106%	11/15/39	2,255	2,101
	Ascension Health	3.945%	11/15/46	2,152	2,252
[4]	Ascension Health	4.847%	11/15/53	579	722
	AstraZeneca plc	6.450%	9/15/37	5,402	7,203
	AstraZeneca plc	4.000%	9/18/42	1,400	1,480
	AstraZeneca plc	4.375%	11/16/45	2,993	3,336
	AstraZeneca plc	4.375%	8/17/48	1,010	1,149
	AstraZeneca plc	2.125%	8/6/50	1,719	1,336
	AstraZeneca plc	3.000%	5/28/51	1,830	1,692
	Banner Health	2.907%	1/1/42	750	660
[4]	Banner Health	3.181%	1/1/50	1,107	1,010
	Banner Health	2.913%	1/1/51	525	451
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	405
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	1,072
	Baxalta Inc.	5.250%	6/23/45	3,085	3,562
	Baxter International Inc.	3.500%	8/15/46	620	568
[5]	Baxter International Inc.	3.132%	12/1/51	2,012	1,728
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,100	1,135
	Baylor Scott & White Holdings	4.185%	11/15/45	960	1,014
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	920	775
	Becton Dickinson & Co.	4.685%	12/15/44	2,641	2,847
	Becton Dickinson & Co.	4.669%	6/6/47	3,791	4,145
	Becton Dickinson & Co.	3.794%	5/20/50	400	388
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	737
[4]	BHSH System Obligated Group	3.487%	7/15/49	1,075	1,020
	Biogen Inc.	3.150%	5/1/50	5,240	4,294
[5]	Biogen Inc.	3.250%	2/15/51	1,241	1,030
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	494
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	719
	Boston Scientific Corp.	6.750%	11/15/35	650	816
	Boston Scientific Corp.	4.550%	3/1/39	1,627	1,737
	Boston Scientific Corp.	7.375%	1/15/40	479	675
	Boston Scientific Corp.	4.700%	3/1/49	1,805	2,012
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,340	4,650
	Bristol-Myers Squibb Co.	3.550%	3/15/42	3,493	3,459
	Bristol-Myers Squibb Co.	3.250%	8/1/42	454	429
	Bristol-Myers Squibb Co.	4.625%	5/15/44	1,946	2,213
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,021	3,334
	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,981	2,252
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,813	7,458
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,165	2,624
	Bristol-Myers Squibb Co.	3.700%	3/15/52	5,060	5,091
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,750	2,778
	Cardinal Health Inc.	4.600%	3/15/43	865	871
	Cardinal Health Inc.	4.500%	11/15/44	690	681
	Cardinal Health Inc.	4.900%	9/15/45	1,347	1,392
	Cardinal Health Inc.	4.368%	6/15/47	857	854
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	863
	Children's Health System of Texas	2.511%	8/15/50	1,175	931
[4]	Children's Hospital	2.928%	7/15/50	750	617
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,087
[4]	Children's Hospital Corp.	2.585%	2/1/50	525	440
	Children's Hospital Medical Center	4.268%	5/15/44	650	700
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,000	829
	Cigna Corp.	4.800%	8/15/38	5,487	6,033
	Cigna Corp.	3.200%	3/15/40	1,633	1,485
[4]	Cigna Corp.	6.125%	11/15/41	1,170	1,467
[4]	Cigna Corp.	4.800%	7/15/46	4,200	4,642
[4]	Cigna Corp.	3.875%	10/15/47	1,940	1,887
	Cigna Corp.	4.900%	12/15/48	1,172	1,319
	Cigna Corp.	3.400%	3/15/50	5,175	4,672
	Cigna Corp.	3.400%	3/15/51	2,550	2,305
[4]	City of Hope	5.623%	11/15/43	925	1,122
[4]	City of Hope	4.378%	8/15/48	505	548
[4]	CommonSpirit Health	4.350%	11/1/42	1,025	1,036
	CommonSpirit Health	3.817%	10/1/49	715	699
	CommonSpirit Health	4.187%	10/1/49	1,122	1,123
	CommonSpirit Health	3.910%	10/1/50	875	837
[4]	Community Health Network Inc.	3.099%	5/1/50	900	766
[4]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	1,060
	CVS Health Corp.	4.875%	7/20/35	1,653	1,814
	CVS Health Corp.	4.780%	3/25/38	10,508	11,471
	CVS Health Corp.	6.125%	9/15/39	875	1,080
	CVS Health Corp.	4.125%	4/1/40	2,189	2,221
	CVS Health Corp.	2.700%	8/21/40	970	824
	CVS Health Corp.	5.300%	12/5/43	1,385	1,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.125%	7/20/45	7,691	8,703
	CVS Health Corp.	5.050%	3/25/48	15,705	17,794
	CVS Health Corp.	4.250%	4/1/50	1,432	1,491
	Danaher Corp.	4.375%	9/15/45	2,382	2,522
	Danaher Corp.	2.600%	10/1/50	1,040	859
	Danaher Corp.	2.800%	12/10/51	1,775	1,509
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	575	597
	DH Europe Finance II Sarl	3.250%	11/15/39	675	643
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,893
	Dignity Health	4.500%	11/1/42	1,075	1,108
	Dignity Health	5.267%	11/1/64	830	972
[4]	Duke University Health System Inc.	3.920%	6/1/47	1,265	1,320
	Eli Lilly & Co.	3.950%	3/15/49	3,075	3,374
	Eli Lilly & Co.	2.250%	5/15/50	2,360	1,921
	Eli Lilly & Co.	2.500%	9/15/60	3,140	2,543
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	711
	Gilead Sciences Inc.	4.600%	9/1/35	2,164	2,355
	Gilead Sciences Inc.	4.000%	9/1/36	1,543	1,580
	Gilead Sciences Inc.	2.600%	10/1/40	2,950	2,479
	Gilead Sciences Inc.	5.650%	12/1/41	3,071	3,717
	Gilead Sciences Inc.	4.800%	4/1/44	3,945	4,343
	Gilead Sciences Inc.	4.500%	2/1/45	3,710	3,942
	Gilead Sciences Inc.	4.750%	3/1/46	2,522	2,792
	Gilead Sciences Inc.	4.150%	3/1/47	1,110	1,140
	Gilead Sciences Inc.	2.800%	10/1/50	4,710	3,872
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,400	1,676
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,890	6,517
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,567	1,665
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	825	703
	Hackensack Meridian Health Inc.	4.211%	7/1/48	710	764
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	850	722
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	675
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	900	849
	HCA Inc.	5.125%	6/15/39	2,983	3,222
[5]	HCA Inc.	4.375%	3/15/42	2,500	2,471
	HCA Inc.	5.500%	6/15/47	1,215	1,372
	HCA Inc.	5.250%	6/15/49	3,396	3,735
	HCA Inc.	3.500%	7/15/51	3,085	2,673
[5]	HCA Inc.	4.625%	3/15/52	4,500	4,559
	Humana Inc.	4.625%	12/1/42	1,129	1,206
	Humana Inc.	4.950%	10/1/44	1,125	1,269
	Humana Inc.	4.800%	3/15/47	1,175	1,304
	Humana Inc.	3.950%	8/15/49	950	946
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,214
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	970	1,010
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	640
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,180	1,171
[4]	Iowa Health System	3.665%	2/15/50	900	903
	Johns Hopkins Health System Corp.	3.837%	5/15/46	345	356
	Johnson & Johnson	4.950%	5/15/33	655	774
	Johnson & Johnson	4.375%	12/5/33	2,599	2,920
	Johnson & Johnson	3.550%	3/1/36	1,929	1,997
	Johnson & Johnson	3.625%	3/3/37	3,067	3,179
	Johnson & Johnson	5.950%	8/15/37	1,110	1,452
	Johnson & Johnson	3.400%	1/15/38	1,020	1,037
	Johnson & Johnson	2.100%	9/1/40	3,040	2,551
	Johnson & Johnson	4.500%	9/1/40	1,328	1,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.850%	5/15/41	1,265	1,490
	Johnson & Johnson	4.500%	12/5/43	964	1,107
	Johnson & Johnson	3.700%	3/1/46	3,264	3,430
	Johnson & Johnson	3.750%	3/3/47	1,095	1,164
	Johnson & Johnson	3.500%	1/15/48	1,443	1,483
	Johnson & Johnson	2.250%	9/1/50	3,185	2,606
	Johnson & Johnson	2.450%	9/1/60	2,290	1,856
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	595	524
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,891	2,177
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,843	3,062
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	3,000	2,805
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,805	2,473
	Koninklijke Philips NV	6.875%	3/11/38	1,675	2,197
	Koninklijke Philips NV	5.000%	3/15/42	1,205	1,333
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,049	1,119
[4]	Mass General Brigham Inc.	3.765%	7/1/48	326	322
[4]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,548
[4]	Mass General Brigham Inc.	4.117%	7/1/55	125	130
[4]	Mass General Brigham Inc.	3.342%	7/1/60	1,125	1,020
[4]	Mayo Clinic	3.774%	11/15/43	740	744
[4]	Mayo Clinic	4.000%	11/15/47	500	524
[4]	Mayo Clinic	4.128%	11/15/52	500	543
[4]	Mayo Clinic	3.196%	11/15/61	600	541
[4]	McLaren Health Care Corp.	4.386%	5/15/48	950	1,026
[4]	MedStar Health Inc.	3.626%	8/15/49	822	771
	Medtronic Inc.	4.375%	3/15/35	4,619	5,132
	Medtronic Inc.	4.625%	3/15/45	3,592	4,176
	Memorial Health Services	3.447%	11/1/49	1,000	943
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,125	1,303
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	800	695
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,045	1,112
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	593	637
	Merck & Co. Inc.	6.500%	12/1/33	1,690	2,220
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,252
	Merck & Co. Inc.	2.350%	6/24/40	1,445	1,247
	Merck & Co. Inc.	3.600%	9/15/42	3,612	3,628
	Merck & Co. Inc.	4.150%	5/18/43	1,474	1,600
	Merck & Co. Inc.	3.700%	2/10/45	3,120	3,182
	Merck & Co. Inc.	4.000%	3/7/49	2,855	3,085
	Merck & Co. Inc.	2.450%	6/24/50	2,724	2,268
	Merck & Co. Inc.	2.750%	12/10/51	4,035	3,517
	Merck & Co. Inc.	2.900%	12/10/61	3,500	2,996
[4]	Methodist Hospital	2.705%	12/1/50	1,375	1,134
[4]	MidMichigan Health	3.409%	6/1/50	756	680
[4]	Montefiore Obligated Group	5.246%	11/1/48	1,075	1,067
	Montefiore Obligated Group	4.287%	9/1/50	750	642
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	898	875
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,170	1,102
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	442
	MultiCare Health System	2.803%	8/15/50	775	640
	Mylan Inc.	5.400%	11/29/43	1,710	1,690
	Mylan Inc.	5.200%	4/15/48	1,490	1,466
	New York & Presbyterian Hospital	2.256%	8/1/40	925	744
	New York & Presbyterian Hospital	4.024%	8/1/45	1,455	1,531
	New York & Presbyterian Hospital	4.063%	8/1/56	761	820
	New York & Presbyterian Hospital	2.606%	8/1/60	775	610
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	955	884
	Northwell Healthcare Inc.	3.979%	11/1/46	825	798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northwell Healthcare Inc.	4.260%	11/1/47	1,700	1,706
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	961
	Novant Health Inc.	2.637%	11/1/36	940	826
	Novant Health Inc.	3.168%	11/1/51	1,000	895
	Novant Health Inc.	3.318%	11/1/61	775	687
	Novartis Capital Corp.	3.700%	9/21/42	1,475	1,511
	Novartis Capital Corp.	4.400%	5/6/44	4,443	5,044
	Novartis Capital Corp.	4.000%	11/20/45	1,801	1,932
	Novartis Capital Corp.	2.750%	8/14/50	2,560	2,295
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	935	754
[4]	NYU Langone Hospitals	5.750%	7/1/43	525	642
	NYU Langone Hospitals	4.784%	7/1/44	788	864
[4]	NYU Langone Hospitals	4.368%	7/1/47	1,050	1,065
[4]	NYU Langone Hospitals	3.380%	7/1/55	1,100	971
	OhioHealth Corp.	2.834%	11/15/41	675	595
[4]	OhioHealth Corp.	3.042%	11/15/50	1,200	1,062
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,092
	Orlando Health Obligated Group	3.327%	10/1/50	500	456
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	1,286
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	350	306
	PerkinElmer Inc.	3.625%	3/15/51	875	829
	Pfizer Inc.	4.000%	12/15/36	3,848	4,088
	Pfizer Inc.	4.100%	9/15/38	2,205	2,387
	Pfizer Inc.	3.900%	3/15/39	1,350	1,436
	Pfizer Inc.	7.200%	3/15/39	7,558	11,099
	Pfizer Inc.	2.550%	5/28/40	810	725
	Pfizer Inc.	5.600%	9/15/40	488	618
	Pfizer Inc.	4.300%	6/15/43	1,257	1,393
	Pfizer Inc.	4.400%	5/15/44	1,625	1,829
	Pfizer Inc.	4.125%	12/15/46	1,762	1,969
	Pfizer Inc.	4.200%	9/15/48	1,753	1,972
	Pfizer Inc.	4.000%	3/15/49	1,405	1,534
	Pfizer Inc.	2.700%	5/28/50	3,870	3,431
	Piedmont Healthcare Inc.	2.864%	1/1/52	775	628
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,400
	Quest Diagnostics Inc.	4.700%	3/30/45	644	696
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	371
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,626	1,303
	Royalty Pharma plc	3.300%	9/2/40	1,800	1,537
	Royalty Pharma plc	3.550%	9/2/50	2,289	1,904
	Royalty Pharma plc	3.350%	9/2/51	1,950	1,565
	RWJ Barnabas Health Inc.	3.949%	7/1/46	940	962
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	725
[4]	Seattle Children's Hospital	2.719%	10/1/50	1,100	906
[4]	Sharp HealthCare	2.680%	8/1/50	875	710
[4]	Stanford Health Care	3.795%	11/15/48	509	515
	Stanford Health Care	3.027%	8/15/51	500	444
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,560	1,460
	Stryker Corp.	4.100%	4/1/43	695	705
	Stryker Corp.	4.375%	5/15/44	775	805
	Stryker Corp.	4.625%	3/15/46	2,050	2,280
	Stryker Corp.	2.900%	6/15/50	360	313
	Summa Health	3.511%	11/15/51	350	334
[4]	Sutter Health	3.161%	8/15/40	500	440
[4]	Sutter Health	4.091%	8/15/48	985	1,002
[4]	Sutter Health	3.361%	8/15/50	1,150	1,041
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,250	2,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,675	1,470
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,651	2,318
	Texas Health Resources	2.328%	11/15/50	825	627
[4]	Texas Health Resources	4.330%	11/15/55	750	833
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,980	2,663
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	963	1,182
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,061	1,147
	Toledo Hospital	5.750%	11/15/38	950	1,033
	Toledo Hospital	6.015%	11/15/48	975	1,110
[4]	Trinity Health Corp.	2.632%	12/1/40	500	417
	Trinity Health Corp.	4.125%	12/1/45	825	855
[4]	Trinity Health Corp.	3.434%	12/1/48	1,155	1,078
	UnitedHealth Group Inc.	4.625%	7/15/35	3,056	3,422
	UnitedHealth Group Inc.	5.800%	3/15/36	1,240	1,540
	UnitedHealth Group Inc.	6.500%	6/15/37	1,740	2,304
	UnitedHealth Group Inc.	6.625%	11/15/37	1,400	1,874
	UnitedHealth Group Inc.	6.875%	2/15/38	1,461	2,034
	UnitedHealth Group Inc.	3.500%	8/15/39	1,046	1,040
	UnitedHealth Group Inc.	2.750%	5/15/40	518	465
	UnitedHealth Group Inc.	5.700%	10/15/40	331	415
	UnitedHealth Group Inc.	5.950%	2/15/41	750	962
	UnitedHealth Group Inc.	3.050%	5/15/41	2,700	2,517
	UnitedHealth Group Inc.	4.625%	11/15/41	1,547	1,747
	UnitedHealth Group Inc.	4.375%	3/15/42	1,520	1,655
	UnitedHealth Group Inc.	3.950%	10/15/42	1,842	1,907
	UnitedHealth Group Inc.	4.250%	3/15/43	2,383	2,567
	UnitedHealth Group Inc.	4.750%	7/15/45	1,582	1,834
	UnitedHealth Group Inc.	4.200%	1/15/47	1,348	1,462
	UnitedHealth Group Inc.	4.250%	4/15/47	1,133	1,236
	UnitedHealth Group Inc.	3.750%	10/15/47	2,015	2,046
	UnitedHealth Group Inc.	4.250%	6/15/48	4,574	5,023
	UnitedHealth Group Inc.	4.450%	12/15/48	1,284	1,447
	UnitedHealth Group Inc.	3.700%	8/15/49	2,010	2,046
	UnitedHealth Group Inc.	2.900%	5/15/50	2,045	1,819
	UnitedHealth Group Inc.	3.250%	5/15/51	4,180	3,949
	UnitedHealth Group Inc.	3.875%	8/15/59	3,950	4,094
	UnitedHealth Group Inc.	3.125%	5/15/60	1,835	1,643
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,040	2,017
	Viatris Inc.	3.850%	6/22/40	2,440	2,115
	Viatris Inc.	4.000%	6/22/50	2,101	1,774
[4]	WakeMed	3.286%	10/1/52	500	443
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	422
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	1,320	1,108
	Wyeth LLC	6.500%	2/1/34	3,326	4,317
	Wyeth LLC	6.000%	2/15/36	1,185	1,493
	Wyeth LLC	5.950%	4/1/37	2,010	2,551
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	782
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	412
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,020	1,180
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	500	503
	Zoetis Inc.	4.700%	2/1/43	2,916	3,260
	Zoetis Inc.	3.950%	9/12/47	1,221	1,257
	Zoetis Inc.	4.450%	8/20/48	794	884
	Zoetis Inc.	3.000%	5/15/50	650	579
					700,906
Industrials (4.2%)
[4]	3M Co.	5.700%	3/15/37	525	647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	3M Co.	3.875%	6/15/44	520	526
[4]	3M Co.	3.125%	9/19/46	1,480	1,333
[4]	3M Co.	3.625%	10/15/47	1,655	1,639
[4]	3M Co.	4.000%	9/14/48	1,425	1,511
	3M Co.	3.250%	8/26/49	2,241	2,096
	3M Co.	3.700%	4/15/50	2,513	2,529
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	672
	Boeing Co.	6.125%	2/15/33	1,977	2,242
	Boeing Co.	3.600%	5/1/34	1,700	1,589
	Boeing Co.	3.250%	2/1/35	860	769
	Boeing Co.	6.625%	2/15/38	1,238	1,472
	Boeing Co.	3.550%	3/1/38	734	653
	Boeing Co.	3.500%	3/1/39	1,123	977
	Boeing Co.	6.875%	3/15/39	988	1,227
	Boeing Co.	5.875%	2/15/40	1,720	1,926
	Boeing Co.	5.705%	5/1/40	7,565	8,474
	Boeing Co.	3.375%	6/15/46	1,095	906
	Boeing Co.	3.650%	3/1/47	615	524
	Boeing Co.	3.625%	3/1/48	975	833
	Boeing Co.	3.850%	11/1/48	770	676
	Boeing Co.	3.900%	5/1/49	1,705	1,540
	Boeing Co.	3.750%	2/1/50	600	537
	Boeing Co.	5.805%	5/1/50	11,130	12,844
	Boeing Co.	3.825%	3/1/59	950	794
	Boeing Co.	3.950%	8/1/59	1,166	1,015
	Boeing Co.	5.930%	5/1/60	6,935	8,028
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	920
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	825	1,062
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	907	1,133
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,319	1,535
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,966	2,379
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,732	1,992
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,640	1,779
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,080	1,170
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,686	1,849
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,210	1,435
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,643	3,053
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,505	1,670
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,540	2,692
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	952	1,079
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,066	1,103
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,210	2,378
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	985	1,046
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	990	982
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,378	3,071
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,243	1,185
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,250	1,106
	Canadian National Railway Co.	6.200%	6/1/36	977	1,226
	Canadian National Railway Co.	6.375%	11/15/37	1,099	1,411
	Canadian National Railway Co.	3.200%	8/2/46	680	639
	Canadian National Railway Co.	4.450%	1/20/49	980	1,109
	Canadian National Railway Co.	2.450%	5/1/50	1,000	815
	Canadian Pacific Railway Co.	5.750%	3/15/33	470	561
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,470	1,620
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	308
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,375	2,144
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,121	1,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	3.100%	12/2/51	5,325	4,735
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,215	1,562
	Carrier Global Corp.	3.377%	4/5/40	3,776	3,437
	Carrier Global Corp.	3.577%	4/5/50	6,351	5,811
	Caterpillar Inc.	5.300%	9/15/35	950	1,128
	Caterpillar Inc.	6.050%	8/15/36	765	973
	Caterpillar Inc.	5.200%	5/27/41	2,027	2,458
	Caterpillar Inc.	3.803%	8/15/42	1,174	1,217
	Caterpillar Inc.	3.250%	9/19/49	3,809	3,696
	Caterpillar Inc.	3.250%	4/9/50	2,700	2,623
	Caterpillar Inc.	4.750%	5/15/64	1,696	2,088
	Crane Co.	4.200%	3/15/48	950	964
	CSX Corp.	6.000%	10/1/36	620	762
	CSX Corp.	6.150%	5/1/37	1,255	1,574
	CSX Corp.	6.220%	4/30/40	1,596	2,053
	CSX Corp.	5.500%	4/15/41	2,145	2,565
	CSX Corp.	4.750%	5/30/42	1,662	1,839
	CSX Corp.	4.100%	3/15/44	1,350	1,381
	CSX Corp.	3.800%	11/1/46	948	951
	CSX Corp.	4.300%	3/1/48	2,270	2,425
	CSX Corp.	4.750%	11/15/48	2,208	2,528
	CSX Corp.	4.500%	3/15/49	1,966	2,159
	CSX Corp.	3.350%	9/15/49	540	504
	CSX Corp.	3.800%	4/15/50	629	635
	CSX Corp.	3.950%	5/1/50	1,325	1,364
	CSX Corp.	2.500%	5/15/51	600	485
	CSX Corp.	4.500%	8/1/54	1,050	1,160
	CSX Corp.	4.250%	11/1/66	225	233
	CSX Corp.	4.650%	3/1/68	483	534
	Cummins Inc.	4.875%	10/1/43	1,103	1,233
	Cummins Inc.	2.600%	9/1/50	1,025	827
	Deere & Co.	3.900%	6/9/42	2,448	2,605
	Deere & Co.	2.875%	9/7/49	769	703
	Deere & Co.	3.750%	4/15/50	2,135	2,268
	Dover Corp.	5.375%	10/15/35	565	637
	Dover Corp.	5.375%	3/1/41	1,087	1,250
	Eaton Corp.	4.000%	11/2/32	1,740	1,826
	Eaton Corp.	4.150%	11/2/42	1,483	1,538
	Eaton Corp.	3.915%	9/15/47	608	611
	Emerson Electric Co.	2.800%	12/21/51	3,835	3,291
	FedEx Corp.	4.900%	1/15/34	1,895	2,098
	FedEx Corp.	3.900%	2/1/35	870	865
	FedEx Corp.	3.250%	5/15/41	770	691
	FedEx Corp.	3.875%	8/1/42	1,150	1,107
	FedEx Corp.	4.100%	4/15/43	1,000	984
	FedEx Corp.	5.100%	1/15/44	2,333	2,605
	FedEx Corp.	4.100%	2/1/45	1,905	1,863
	FedEx Corp.	4.750%	11/15/45	693	738
	FedEx Corp.	4.550%	4/1/46	2,298	2,415
	FedEx Corp.	4.400%	1/15/47	1,689	1,737
	FedEx Corp.	4.050%	2/15/48	1,362	1,344
	FedEx Corp.	4.950%	10/17/48	2,930	3,262
	FedEx Corp.	5.250%	5/15/50	1,420	1,649
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,138	1,937
	Fortive Corp.	4.300%	6/15/46	1,231	1,294
	General Dynamics Corp.	4.250%	4/1/40	2,065	2,250
	General Dynamics Corp.	3.600%	11/15/42	1,030	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	General Electric Co.	5.875%	1/14/38	1,725	2,074
	Honeywell International Inc.	5.700%	3/15/36	985	1,220
	Honeywell International Inc.	5.700%	3/15/37	995	1,238
	Honeywell International Inc.	5.375%	3/1/41	820	1,017
	Honeywell International Inc.	3.812%	11/21/47	1,225	1,303
	Illinois Tool Works Inc.	4.875%	9/15/41	1,048	1,216
	Illinois Tool Works Inc.	3.900%	9/1/42	2,003	2,054
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,402	1,393
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	1,898	1,751
[4]	Johnson Controls International plc	6.000%	1/15/36	864	1,060
[4]	Johnson Controls International plc	4.625%	7/2/44	1,410	1,516
[4]	Johnson Controls International plc	5.125%	9/14/45	403	453
	Johnson Controls International plc	4.500%	2/15/47	850	896
[4]	Johnson Controls International plc	4.950%	7/2/64	1,782	1,881
[4]	Kansas City Southern	4.300%	5/15/43	1,065	1,084
[4]	Kansas City Southern	4.950%	8/15/45	1,726	1,914
	Kansas City Southern	4.700%	5/1/48	374	414
	Kansas City Southern	3.500%	5/1/50	1,305	1,216
	Kansas City Southern	4.200%	11/15/69	941	943
	L3Harris Technologies Inc.	4.854%	4/27/35	1,634	1,779
	L3Harris Technologies Inc.	5.054%	4/27/45	680	774
	Lockheed Martin Corp.	3.600%	3/1/35	2,042	2,062
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,435
[4]	Lockheed Martin Corp.	6.150%	9/1/36	1,575	1,998
	Lockheed Martin Corp.	5.720%	6/1/40	1,444	1,796
	Lockheed Martin Corp.	4.070%	12/15/42	2,869	3,045
	Lockheed Martin Corp.	3.800%	3/1/45	1,182	1,209
	Lockheed Martin Corp.	4.700%	5/15/46	1,482	1,715
	Lockheed Martin Corp.	2.800%	6/15/50	1,370	1,202
	Lockheed Martin Corp.	4.090%	9/15/52	2,984	3,275
	Norfolk Southern Corp.	3.000%	3/15/32	200	195
	Norfolk Southern Corp.	7.050%	5/1/37	233	304
	Norfolk Southern Corp.	4.837%	10/1/41	1,806	2,039
	Norfolk Southern Corp.	3.950%	10/1/42	468	472
	Norfolk Southern Corp.	4.450%	6/15/45	1,195	1,287
	Norfolk Southern Corp.	4.650%	1/15/46	916	1,026
	Norfolk Southern Corp.	3.942%	11/1/47	1,043	1,065
	Norfolk Southern Corp.	4.150%	2/28/48	2,388	2,507
	Norfolk Southern Corp.	4.100%	5/15/49	1,125	1,179
	Norfolk Southern Corp.	3.400%	11/1/49	2,025	1,891
	Norfolk Southern Corp.	3.050%	5/15/50	2,625	2,343
	Norfolk Southern Corp.	4.050%	8/15/52	825	860
	Norfolk Southern Corp.	3.155%	5/15/55	2,575	2,302
	Norfolk Southern Corp.	4.100%	5/15/21	1,375	1,294
	Northrop Grumman Corp.	5.150%	5/1/40	750	874
	Northrop Grumman Corp.	5.050%	11/15/40	1,350	1,564
	Northrop Grumman Corp.	4.750%	6/1/43	2,907	3,276
	Northrop Grumman Corp.	3.850%	4/15/45	476	477
	Northrop Grumman Corp.	4.030%	10/15/47	3,237	3,404
	Northrop Grumman Corp.	5.250%	5/1/50	2,397	2,996
	Otis Worldwide Corp.	3.112%	2/15/40	1,715	1,522
	Otis Worldwide Corp.	3.362%	2/15/50	2,150	1,904
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	1,162	1,186
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	960	1,180
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	914	948
	Parker-Hannifin Corp.	4.100%	3/1/47	1,255	1,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	4.000%	6/14/49	2,315	2,304
	Precision Castparts Corp.	3.900%	1/15/43	933	950
	Precision Castparts Corp.	4.375%	6/15/45	1,249	1,348
	Raytheon Technologies Corp.	6.050%	6/1/36	1,840	2,287
	Raytheon Technologies Corp.	6.125%	7/15/38	1,518	1,913
	Raytheon Technologies Corp.	4.450%	11/16/38	2,590	2,811
	Raytheon Technologies Corp.	4.875%	10/15/40	1,100	1,236
	Raytheon Technologies Corp.	4.700%	12/15/41	1,581	1,740
	Raytheon Technologies Corp.	4.500%	6/1/42	6,307	6,943
	Raytheon Technologies Corp.	4.800%	12/15/43	750	838
	Raytheon Technologies Corp.	4.150%	5/15/45	1,957	2,018
	Raytheon Technologies Corp.	3.750%	11/1/46	2,228	2,203
	Raytheon Technologies Corp.	4.350%	4/15/47	2,707	2,909
	Raytheon Technologies Corp.	4.050%	5/4/47	1,525	1,572
	Raytheon Technologies Corp.	4.625%	11/16/48	1,850	2,088
	Raytheon Technologies Corp.	3.125%	7/1/50	2,305	2,074
	Raytheon Technologies Corp.	2.820%	9/1/51	2,080	1,756
	Republic Services Inc.	6.200%	3/1/40	740	930
	Republic Services Inc.	5.700%	5/15/41	830	997
	Republic Services Inc.	3.050%	3/1/50	725	633
	Rockwell Automation Inc.	4.200%	3/1/49	1,175	1,253
	Rockwell Automation Inc.	2.800%	8/15/61	1,175	946
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,440	1,747
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	1,100	1,183
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	158
	Tyco Electronics Group SA	7.125%	10/1/37	1,550	2,093
	Union Pacific Corp.	3.375%	2/1/35	1,278	1,258
	Union Pacific Corp.	2.891%	4/6/36	1,300	1,215
	Union Pacific Corp.	3.600%	9/15/37	2,038	2,044
[4]	Union Pacific Corp.	3.550%	8/15/39	650	643
	Union Pacific Corp.	3.200%	5/20/41	4,890	4,629
	Union Pacific Corp.	4.050%	3/1/46	975	1,017
	Union Pacific Corp.	3.350%	8/15/46	2,370	2,213
	Union Pacific Corp.	4.000%	4/15/47	1,150	1,194
	Union Pacific Corp.	3.250%	2/5/50	3,370	3,148
	Union Pacific Corp.	2.950%	3/10/52	1,863	1,653
	Union Pacific Corp.	3.500%	2/14/53	500	488
	Union Pacific Corp.	3.875%	2/1/55	1,770	1,799
	Union Pacific Corp.	3.950%	8/15/59	850	873
	Union Pacific Corp.	3.839%	3/20/60	2,157	2,181
	Union Pacific Corp.	3.550%	5/20/61	1,070	1,018
	Union Pacific Corp.	2.973%	9/16/62	5,435	4,596
	Union Pacific Corp.	3.750%	2/5/70	855	835
	Union Pacific Corp.	3.799%	4/6/71	4,016	3,981
	Union Pacific Corp.	3.850%	2/14/72	1,000	992
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	295	330
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,263	1,153
	United Parcel Service Inc.	6.200%	1/15/38	2,112	2,763
	United Parcel Service Inc.	5.200%	4/1/40	2,102	2,528
	United Parcel Service Inc.	4.875%	11/15/40	2,320	2,717
	United Parcel Service Inc.	3.625%	10/1/42	672	679
	United Parcel Service Inc.	3.400%	11/15/46	1,290	1,278
	United Parcel Service Inc.	3.750%	11/15/47	3,539	3,709
	United Parcel Service Inc.	4.250%	3/15/49	2,666	2,999
	United Parcel Service Inc.	3.400%	9/1/49	1,691	1,689
	United Parcel Service Inc.	5.300%	4/1/50	1,000	1,308

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valmont Industries Inc.	5.000%	10/1/44	975	1,035
Valmont Industries Inc.	5.250%	10/1/54	700	767
Waste Connections Inc.	3.050%	4/1/50	1,450	1,257
Waste Connections Inc.	2.950%	1/15/52	1,075	920
Waste Management Inc.	2.950%	6/1/41	1,910	1,727
Waste Management Inc.	4.150%	7/15/49	1,100	1,174
Waste Management Inc.	2.500%	11/15/50	1,100	889
WW Grainger Inc.	4.600%	6/15/45	1,240	1,368
WW Grainger Inc.	3.750%	5/15/46	1,164	1,160
WW Grainger Inc.	4.200%	5/15/47	1,161	1,239
Xylem Inc.	4.375%	11/1/46	925	947
				402,815
Materials (1.9%)
Air Products and Chemicals Inc.	2.700%	5/15/40	840	748
Air Products and Chemicals Inc.	2.800%	5/15/50	1,125	984
Albemarle Corp.	5.450%	12/1/44	1,025	1,149
ArcelorMittal SA	7.000%	10/15/39	1,500	1,779
ArcelorMittal SA	6.750%	3/1/41	1,100	1,298
Barrick Gold Corp.	6.450%	10/15/35	970	1,203
Barrick Gold Corp.	5.250%	4/1/42	1,645	1,904
Barrick North America Finance LLC	5.700%	5/30/41	2,160	2,624
Barrick North America Finance LLC	5.750%	5/1/43	1,691	2,063
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,900	2,341
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,525	2,680
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,071	6,018
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	912
CF Industries Inc.	5.150%	3/15/34	1,775	1,973
CF Industries Inc.	4.950%	6/1/43	1,825	1,965
CF Industries Inc.	5.375%	3/15/44	1,355	1,530
Dow Chemical Co.	4.250%	10/1/34	1,178	1,218
Dow Chemical Co.	9.400%	5/15/39	347	555
Dow Chemical Co.	5.250%	11/15/41	1,333	1,516
Dow Chemical Co.	4.375%	11/15/42	2,236	2,324
Dow Chemical Co.	4.625%	10/1/44	1,598	1,688
Dow Chemical Co.	5.550%	11/30/48	2,240	2,733
Dow Chemical Co.	4.800%	5/15/49	1,660	1,832
Dow Chemical Co.	3.600%	11/15/50	2,725	2,537
DuPont de Nemours Inc.	5.319%	11/15/38	2,506	2,887
DuPont de Nemours Inc.	5.419%	11/15/48	3,763	4,555
Eastman Chemical Co.	4.800%	9/1/42	1,415	1,491
Eastman Chemical Co.	4.650%	10/15/44	1,159	1,195
Ecolab Inc.	2.125%	8/15/50	1,100	842
Ecolab Inc.	2.700%	12/15/51	2,054	1,763
Ecolab Inc.	2.750%	8/18/55	2,304	1,926
FMC Corp.	4.500%	10/1/49	1,250	1,296
Freeport-McMoRan Inc.	5.400%	11/14/34	1,600	1,779
Freeport-McMoRan Inc.	5.450%	3/15/43	3,965	4,449
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,309
International Flavors & Fragrances Inc.	5.000%	9/26/48	905	993
International Paper Co.	5.000%	9/15/35	1,775	1,991
International Paper Co.	7.300%	11/15/39	1,390	1,850
International Paper Co.	6.000%	11/15/41	1,620	1,941
International Paper Co.	4.800%	6/15/44	1,792	1,912
International Paper Co.	4.400%	8/15/47	1,500	1,574
International Paper Co.	4.350%	8/15/48	1,300	1,366
Linde Inc.	3.550%	11/7/42	1,678	1,707
Linde Inc.	2.000%	8/10/50	370	281
Lubrizol Corp.	6.500%	10/1/34	640	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance BV	5.250%	7/15/43	1,665	1,852
	LYB International Finance BV	4.875%	3/15/44	956	1,016
	LYB International Finance III LLC	3.375%	10/1/40	800	719
	LYB International Finance III LLC	4.200%	10/15/49	1,162	1,152
	LYB International Finance III LLC	4.200%	5/1/50	1,055	1,038
	LYB International Finance III LLC	3.625%	4/1/51	1,035	933
	LYB International Finance III LLC	3.800%	10/1/60	1,430	1,260
	LyondellBasell Industries NV	4.625%	2/26/55	2,067	2,107
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,175	1,855
	Mosaic Co.	5.450%	11/15/33	1,743	2,005
	Mosaic Co.	4.875%	11/15/41	932	995
	Mosaic Co.	5.625%	11/15/43	1,233	1,484
	Newmont Corp.	2.600%	7/15/32	1,380	1,269
[4]	Newmont Corp.	5.875%	4/1/35	1,297	1,528
	Newmont Corp.	6.250%	10/1/39	1,875	2,372
	Newmont Corp.	4.875%	3/15/42	3,027	3,417
	Newmont Corp.	5.450%	6/9/44	1,120	1,333
	Nucor Corp.	3.125%	4/1/32	400	387
	Nucor Corp.	2.979%	12/15/55	3,500	2,883
	Nutrien Ltd.	4.125%	3/15/35	1,335	1,357
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,305
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,317
	Nutrien Ltd.	4.900%	6/1/43	1,675	1,835
	Nutrien Ltd.	5.250%	1/15/45	1,135	1,305
	Nutrien Ltd.	5.000%	4/1/49	1,575	1,823
	Packaging Corp. of America	4.050%	12/15/49	830	837
	Packaging Corp. of America	3.050%	10/1/51	1,500	1,282
	Rio Tinto Alcan Inc.	6.125%	12/15/33	920	1,162
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,373	1,678
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,006	2,406
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,405	2,083
	Rio Tinto Finance USA plc	4.750%	3/22/42	2,020	2,291
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,961	2,106
	RPM International Inc.	5.250%	6/1/45	900	1,013
	RPM International Inc.	4.250%	1/15/48	765	773
	Sherwin-Williams Co.	4.550%	8/1/45	2,009	2,089
	Sherwin-Williams Co.	4.500%	6/1/47	1,578	1,666
	Sherwin-Williams Co.	3.800%	8/15/49	1,835	1,764
	Sherwin-Williams Co.	3.300%	5/15/50	600	533
	Sherwin-Williams Co.	2.900%	3/15/52	1,000	823
	Southern Copper Corp.	7.500%	7/27/35	1,770	2,280
	Southern Copper Corp.	6.750%	4/16/40	2,290	2,921
	Southern Copper Corp.	5.250%	11/8/42	3,363	3,817
	Southern Copper Corp.	5.875%	4/23/45	2,090	2,567
	Steel Dynamics Inc.	3.250%	10/15/50	950	814
	Teck Resources Ltd.	6.125%	10/1/35	1,375	1,620
	Teck Resources Ltd.	6.000%	8/15/40	911	1,047
	Teck Resources Ltd.	6.250%	7/15/41	865	1,036
	Teck Resources Ltd.	5.200%	3/1/42	900	956
	Teck Resources Ltd.	5.400%	2/1/43	490	532
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,305
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	7,242
	Vale Overseas Ltd.	6.875%	11/10/39	1,100	1,342
	Vale SA	5.625%	9/11/42	1,210	1,300
	Vulcan Materials Co.	4.500%	6/15/47	2,510	2,644
	Westlake Corp.	2.875%	8/15/41	500	420
	Westlake Corp.	5.000%	8/15/46	2,020	2,225
	Westlake Corp.	4.375%	11/15/47	1,205	1,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake Corp.	3.125%	8/15/51	1,199	994
	Westlake Corp.	3.375%	8/15/61	1,125	911
	WRKCo Inc.	4.200%	6/1/32	975	1,013
	WRKCo Inc.	3.000%	6/15/33	1,650	1,541
					184,312
Real Estate (0.8%)
	Agree LP	2.600%	6/15/33	775	683
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	600	526
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,205	1,863
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	1,130	1,064
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	575	649
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,645	1,631
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,475	1,240
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,695	1,577
	American Assets Trust LP	3.375%	2/1/31	52	49
	American Tower Corp.	3.700%	10/15/49	1,070	956
	American Tower Corp.	3.100%	6/15/50	3,120	2,524
	American Tower Corp.	2.950%	1/15/51	1,825	1,440
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	990	1,013
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	775	829
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	245	269
	Camden Property Trust	3.350%	11/1/49	685	641
	Corporate Office Properties LP	2.900%	12/1/33	1,339	1,176
	Crown Castle International Corp.	2.900%	4/1/41	1,632	1,355
	Crown Castle International Corp.	4.750%	5/15/47	508	532
	Crown Castle International Corp.	5.200%	2/15/49	1,258	1,403
	Crown Castle International Corp.	4.000%	11/15/49	1,500	1,407
	Crown Castle International Corp.	4.150%	7/1/50	1,475	1,437
	Crown Castle International Corp.	3.250%	1/15/51	1,610	1,355
	Duke Realty LP	3.050%	3/1/50	925	789
	Equinix Inc.	3.000%	7/15/50	1,646	1,330
	Equinix Inc.	2.950%	9/15/51	1,238	991
	Equinix Inc.	3.400%	2/15/52	550	480
	ERP Operating LP	4.500%	7/1/44	1,435	1,573
	ERP Operating LP	4.500%	6/1/45	700	755
	ERP Operating LP	4.000%	8/1/47	950	976
	Essex Portfolio LP	4.500%	3/15/48	596	630
	Essex Portfolio LP	2.650%	9/1/50	620	479
	Federal Realty Investment Trust	4.500%	12/1/44	920	936
	Healthpeak Properties Inc.	6.750%	2/1/41	625	829
	Highwoods Realty LP	2.600%	2/1/31	73	66
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,000	875
	Kilroy Realty LP	2.500%	11/15/32	925	805
	Kilroy Realty LP	2.650%	11/15/33	925	802
	Kimco Realty Corp.	3.200%	4/1/32	725	704
	Kimco Realty Corp.	4.250%	4/1/45	875	878
	Kimco Realty Corp.	4.125%	12/1/46	1,000	986
	Kimco Realty Corp.	4.450%	9/1/47	1,400	1,463
	Kimco Realty Corp.	3.700%	10/1/49	175	163
	Mid-America Apartments LP	2.875%	9/15/51	675	569
	National Retail Properties Inc.	4.800%	10/15/48	1,100	1,182
	National Retail Properties Inc.	3.500%	4/15/51	1,375	1,205
	National Retail Properties Inc.	3.000%	4/15/52	1,175	941
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,000	1,745
	Piedmont Operating Partnership LP	2.750%	4/1/32	500	445
	Prologis LP	4.375%	9/15/48	1,225	1,337
	Prologis LP	3.000%	4/15/50	1,440	1,282
	Prologis LP	2.125%	10/15/50	1,325	983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	2.850%	12/15/32	1,450	1,370
	Realty Income Corp.	1.800%	3/15/33	1,590	1,325
	Realty Income Corp.	4.650%	3/15/47	1,406	1,571
	Regency Centers LP	4.400%	2/1/47	695	717
	Regency Centers LP	4.650%	3/15/49	804	865
	Simon Property Group LP	6.750%	2/1/40	1,202	1,573
	Simon Property Group LP	4.750%	3/15/42	855	922
	Simon Property Group LP	4.250%	10/1/44	686	700
	Simon Property Group LP	4.250%	11/30/46	2,100	2,191
	Simon Property Group LP	3.250%	9/13/49	815	731
	Simon Property Group LP	3.800%	7/15/50	650	640
[4]	UDR Inc.	2.100%	8/1/32	850	735
[4]	UDR Inc.	1.900%	3/15/33	875	732
	UDR Inc.	3.100%	11/1/34	775	716
	Ventas Realty LP	5.700%	9/30/43	695	821
	Ventas Realty LP	4.375%	2/1/45	400	406
	Ventas Realty LP	4.875%	4/15/49	635	695
	Welltower Inc.	3.850%	6/15/32	825	832
	Welltower Inc.	6.500%	3/15/41	850	1,089
	Welltower Inc.	4.950%	9/1/48	1,070	1,206
	Weyerhaeuser Co.	4.000%	3/9/52	900	896
	WP Carey Inc.	2.250%	4/1/33	1,303	1,117
					73,668
Technology (4.3%)
	Analog Devices Inc.	2.800%	10/1/41	1,925	1,737
	Analog Devices Inc.	2.950%	10/1/51	1,935	1,747
	Apple Inc.	4.500%	2/23/36	2,234	2,553
	Apple Inc.	2.375%	2/8/41	2,445	2,121
	Apple Inc.	3.850%	5/4/43	5,907	6,211
	Apple Inc.	4.450%	5/6/44	2,125	2,419
	Apple Inc.	3.450%	2/9/45	4,900	4,862
	Apple Inc.	4.375%	5/13/45	5,858	6,621
	Apple Inc.	4.650%	2/23/46	4,996	5,890
	Apple Inc.	3.850%	8/4/46	3,885	4,118
	Apple Inc.	4.250%	2/9/47	1,995	2,236
	Apple Inc.	3.750%	9/12/47	2,099	2,183
	Apple Inc.	3.750%	11/13/47	2,343	2,448
	Apple Inc.	2.950%	9/11/49	4,901	4,500
	Apple Inc.	2.650%	5/11/50	3,355	2,909
	Apple Inc.	2.400%	8/20/50	2,605	2,154
	Apple Inc.	2.650%	2/8/51	6,655	5,754
	Apple Inc.	2.700%	8/5/51	3,919	3,410
	Apple Inc.	2.550%	8/20/60	4,298	3,521
	Apple Inc.	2.800%	2/8/61	4,310	3,693
	Apple Inc.	2.850%	8/5/61	2,380	2,058
	Applied Materials Inc.	5.100%	10/1/35	1,725	2,007
	Applied Materials Inc.	5.850%	6/15/41	1,405	1,825
	Applied Materials Inc.	4.350%	4/1/47	1,348	1,535
	Applied Materials Inc.	2.750%	6/1/50	1,585	1,407
	Broadcom Inc.	4.300%	11/15/32	5,340	5,415
[5]	Broadcom Inc.	2.600%	2/15/33	4,010	3,487
[5]	Broadcom Inc.	3.419%	4/15/33	4,276	3,990
[5]	Broadcom Inc.	3.469%	4/15/34	4,600	4,260
[5]	Broadcom Inc.	3.137%	11/15/35	3,155	2,782
[5]	Broadcom Inc.	3.187%	11/15/36	4,260	3,743
[5]	Broadcom Inc.	3.500%	2/15/41	7,125	6,360
[5]	Broadcom Inc.	3.750%	2/15/51	3,570	3,188
	Cisco Systems Inc.	5.900%	2/15/39	2,692	3,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.500%	1/15/40	4,535	5,735
	Corning Inc.	4.700%	3/15/37	1,225	1,297
	Corning Inc.	5.750%	8/15/40	1,013	1,239
	Corning Inc.	4.750%	3/15/42	350	382
	Corning Inc.	5.350%	11/15/48	1,730	2,050
	Corning Inc.	3.900%	11/15/49	300	290
	Corning Inc.	4.375%	11/15/57	1,415	1,430
	Corning Inc.	5.850%	11/15/68	901	1,086
	Corning Inc.	5.450%	11/15/79	750	826
	Dell Inc.	6.500%	4/15/38	1,525	1,713
	Dell International LLC	8.100%	7/15/36	1,813	2,395
[5]	Dell International LLC	3.375%	12/15/41	2,100	1,772
	Dell International LLC	8.350%	7/15/46	1,446	2,118
[5]	Dell International LLC	3.450%	12/15/51	2,550	2,079
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,385	2,069
	Fidelity National Information Services Inc.	4.500%	8/15/46	281	292
	Fiserv Inc.	4.400%	7/1/49	4,500	4,637
	Global Payments Inc.	4.150%	8/15/49	1,962	1,901
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,371	3,950
	HP Inc.	4.200%	4/15/32	2,000	1,993
	HP Inc.	6.000%	9/15/41	2,957	3,447
	Intel Corp.	4.000%	12/15/32	1,457	1,562
	Intel Corp.	4.600%	3/25/40	1,695	1,890
	Intel Corp.	2.800%	8/12/41	1,700	1,510
	Intel Corp.	4.800%	10/1/41	1,500	1,726
	Intel Corp.	4.250%	12/15/42	1,125	1,209
	Intel Corp.	4.900%	7/29/45	2,100	2,467
	Intel Corp.	4.100%	5/19/46	3,180	3,390
	Intel Corp.	4.100%	5/11/47	1,910	2,014
	Intel Corp.	3.734%	12/8/47	5,527	5,560
	Intel Corp.	3.250%	11/15/49	3,715	3,443
	Intel Corp.	4.750%	3/25/50	1,240	1,445
	Intel Corp.	3.050%	8/12/51	2,800	2,491
	Intel Corp.	3.100%	2/15/60	2,500	2,177
	Intel Corp.	4.950%	3/25/60	1,215	1,490
	Intel Corp.	3.200%	8/12/61	1,240	1,097
	International Business Machines Corp.	5.875%	11/29/32	1,816	2,188
	International Business Machines Corp.	4.150%	5/15/39	4,398	4,611
	International Business Machines Corp.	5.600%	11/30/39	1,820	2,215
	International Business Machines Corp.	2.850%	5/15/40	975	868
	International Business Machines Corp.	4.000%	6/20/42	4,400	4,499
	International Business Machines Corp.	4.250%	5/15/49	5,633	6,005
	International Business Machines Corp.	2.950%	5/15/50	1,328	1,167
	Juniper Networks Inc.	5.950%	3/15/41	805	907
	KLA Corp.	5.000%	3/15/49	590	704
	KLA Corp.	3.300%	3/1/50	700	659
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	810	628
	Lam Research Corp.	4.875%	3/15/49	2,155	2,580
	Lam Research Corp.	2.875%	6/15/50	1,654	1,464
	Lam Research Corp.	3.125%	6/15/60	550	489
	Micron Technology Inc.	2.703%	4/15/32	2,045	1,856
	Micron Technology Inc.	3.366%	11/1/41	775	691
	Micron Technology Inc.	3.477%	11/1/51	950	829
	Microsoft Corp.	3.500%	2/12/35	3,480	3,640
	Microsoft Corp.	4.200%	11/3/35	530	592
	Microsoft Corp.	3.450%	8/8/36	7,040	7,308
	Microsoft Corp.	4.100%	2/6/37	1,559	1,729
	Microsoft Corp.	4.500%	10/1/40	2,085	2,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.700%	8/8/46	8,160	8,724
	Microsoft Corp.	2.525%	6/1/50	11,813	10,243
	Microsoft Corp.	2.921%	3/17/52	15,405	14,394
	Microsoft Corp.	3.950%	8/8/56	575	635
	Microsoft Corp.	2.675%	6/1/60	8,772	7,578
	Microsoft Corp.	3.041%	3/17/62	5,984	5,598
	Moody's Corp.	2.750%	8/19/41	1,400	1,202
	Moody's Corp.	5.250%	7/15/44	1,650	1,910
	Moody's Corp.	4.875%	12/17/48	175	198
	Moody's Corp.	3.250%	5/20/50	871	774
	Moody's Corp.	2.550%	8/18/60	1,125	848
	Moody's Corp.	3.100%	11/29/61	1,475	1,234
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	1,132
	NVIDIA Corp.	3.500%	4/1/40	1,225	1,236
	NVIDIA Corp.	3.500%	4/1/50	4,160	4,201
	NVIDIA Corp.	3.700%	4/1/60	1,142	1,154
[5]	NXP BV	3.250%	5/11/41	1,500	1,331
[5]	NXP BV	3.125%	2/15/42	1,015	877
[5]	NXP BV	3.250%	11/30/51	990	838
	Oracle Corp.	4.300%	7/8/34	4,875	4,808
	Oracle Corp.	3.900%	5/15/35	2,981	2,798
	Oracle Corp.	3.850%	7/15/36	2,465	2,273
	Oracle Corp.	3.800%	11/15/37	4,006	3,628
	Oracle Corp.	6.500%	4/15/38	623	743
	Oracle Corp.	6.125%	7/8/39	1,899	2,173
	Oracle Corp.	3.600%	4/1/40	6,210	5,383
	Oracle Corp.	5.375%	7/15/40	4,252	4,487
	Oracle Corp.	3.650%	3/25/41	4,475	3,899
	Oracle Corp.	4.500%	7/8/44	1,925	1,835
	Oracle Corp.	4.125%	5/15/45	5,880	5,288
	Oracle Corp.	4.000%	7/15/46	7,395	6,570
	Oracle Corp.	4.000%	11/15/47	1,300	1,150
	Oracle Corp.	3.600%	4/1/50	9,426	7,812
	Oracle Corp.	3.950%	3/25/51	7,563	6,619
	Oracle Corp.	4.375%	5/15/55	2,528	2,293
	Oracle Corp.	3.850%	4/1/60	5,806	4,761
	Oracle Corp.	4.100%	3/25/61	3,150	2,711
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,389
	QUALCOMM Inc.	1.650%	5/20/32	622	541
	QUALCOMM Inc.	4.650%	5/20/35	3,470	3,877
	QUALCOMM Inc.	4.800%	5/20/45	3,784	4,393
	QUALCOMM Inc.	4.300%	5/20/47	3,504	3,945
	S&P Global Inc.	3.250%	12/1/49	1,427	1,344
[5]	S&P Global Inc.	3.700%	3/1/52	1,500	1,522
	S&P Global Inc.	2.300%	8/15/60	1,625	1,226
[5]	S&P Global Inc.	3.900%	3/1/62	500	514
	Salesforce Inc.	2.700%	7/15/41	2,410	2,136
	Salesforce Inc.	2.900%	7/15/51	4,500	4,017
	Salesforce Inc.	3.050%	7/15/61	3,000	2,658
	Texas Instruments Inc.	3.875%	3/15/39	2,099	2,227
	Texas Instruments Inc.	4.150%	5/15/48	2,963	3,301
	Texas Instruments Inc.	2.700%	9/15/51	1,085	965
	TSMC Arizona Corp.	3.125%	10/25/41	2,225	2,032
	TSMC Arizona Corp.	3.250%	10/25/51	1,075	973
	Verisk Analytics Inc.	5.500%	6/15/45	893	1,042
	Verisk Analytics Inc.	3.625%	5/15/50	1,825	1,717
					415,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (5.9%)
[4]	AEP Texas Inc.	4.150%	5/1/49	690	682
[4]	AEP Texas Inc.	3.450%	1/15/50	1,015	904
	AEP Texas Inc.	3.450%	5/15/51	1,087	971
	AEP Transmission Co. LLC	4.000%	12/1/46	750	761
	AEP Transmission Co. LLC	3.750%	12/1/47	1,210	1,181
	AEP Transmission Co. LLC	4.250%	9/15/48	1,200	1,263
	AEP Transmission Co. LLC	3.800%	6/15/49	1,150	1,136
	AEP Transmission Co. LLC	3.150%	9/15/49	1,130	994
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	1,010	976
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	1,200	990
	Alabama Power Co.	6.125%	5/15/38	610	754
	Alabama Power Co.	6.000%	3/1/39	1,215	1,501
	Alabama Power Co.	3.850%	12/1/42	419	409
	Alabama Power Co.	4.150%	8/15/44	1,880	1,914
	Alabama Power Co.	3.750%	3/1/45	967	931
	Alabama Power Co.	4.300%	1/2/46	1,216	1,262
[4]	Alabama Power Co.	3.700%	12/1/47	2,017	1,959
[4]	Alabama Power Co.	4.300%	7/15/48	1,005	1,054
	Alabama Power Co.	3.450%	10/1/49	1,155	1,067
	Alabama Power Co.	3.125%	7/15/51	792	693
	Alabama Power Co.	3.000%	3/15/52	1,455	1,247
	Ameren Illinois Co.	4.150%	3/15/46	857	894
	Ameren Illinois Co.	3.700%	12/1/47	1,085	1,076
	Ameren Illinois Co.	4.500%	3/15/49	1,437	1,593
	Ameren Illinois Co.	3.250%	3/15/50	651	598
	Ameren Illinois Co.	2.900%	6/15/51	852	737
	American Electric Power Co. Inc.	3.250%	3/1/50	810	696
	American Water Capital Corp.	6.593%	10/15/37	1,174	1,524
	American Water Capital Corp.	4.300%	12/1/42	1,035	1,080
	American Water Capital Corp.	4.300%	9/1/45	1,175	1,214
	American Water Capital Corp.	3.750%	9/1/47	1,451	1,409
	American Water Capital Corp.	4.200%	9/1/48	1,870	1,954
	American Water Capital Corp.	4.150%	6/1/49	545	564
	American Water Capital Corp.	3.450%	5/1/50	1,620	1,525
	American Water Capital Corp.	3.250%	6/1/51	1,300	1,186
	Appalachian Power Co.	7.000%	4/1/38	943	1,214
	Appalachian Power Co.	4.400%	5/15/44	678	686
	Appalachian Power Co.	4.450%	6/1/45	718	731
[4]	Appalachian Power Co.	4.500%	3/1/49	1,230	1,289
[4]	Appalachian Power Co.	3.700%	5/1/50	1,675	1,566
	Arizona Public Service Co.	5.050%	9/1/41	1,355	1,458
	Arizona Public Service Co.	4.500%	4/1/42	1,150	1,178
	Arizona Public Service Co.	4.350%	11/15/45	1,005	1,008
	Arizona Public Service Co.	3.750%	5/15/46	1,260	1,168
	Arizona Public Service Co.	4.200%	8/15/48	850	840
	Arizona Public Service Co.	4.250%	3/1/49	945	943
	Arizona Public Service Co.	3.500%	12/1/49	350	310
	Arizona Public Service Co.	3.350%	5/15/50	200	175
	Atmos Energy Corp.	5.500%	6/15/41	925	1,098
	Atmos Energy Corp.	4.150%	1/15/43	1,065	1,071
	Atmos Energy Corp.	4.125%	10/15/44	727	742
	Atmos Energy Corp.	4.300%	10/1/48	425	453
	Atmos Energy Corp.	4.125%	3/15/49	1,584	1,665
	Atmos Energy Corp.	3.375%	9/15/49	1,365	1,274
	Atmos Energy Corp.	2.850%	2/15/52	1,150	982
	Avista Corp.	4.350%	6/1/48	825	867
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	1,025
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,195	1,194
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	719
	Baltimore Gas & Electric Co.	3.200%	9/15/49	690	629
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	252
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,601	4,442
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,749	2,133
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,133	1,289
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,356	1,441
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,516	1,494
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,043	3,328
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,752	1,863
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	900	763
	Black Hills Corp.	4.350%	5/1/33	1,665	1,697
	Black Hills Corp.	4.200%	9/15/46	1,045	1,041
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	570	735
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	595	581
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	791
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,537	1,600
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,881	2,049
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,532
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	640	641
	CenterPoint Energy Inc.	3.700%	9/1/49	700	658
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,158
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	635
	Cleco Corporate Holdings LLC	4.973%	5/1/46	858	908
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	988	1,148
	CMS Energy Corp.	4.875%	3/1/44	1,359	1,497
	Commonwealth Edison Co.	5.900%	3/15/36	820	1,005
	Commonwealth Edison Co.	6.450%	1/15/38	1,225	1,599
	Commonwealth Edison Co.	3.800%	10/1/42	125	125
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,554
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	1,833
	Commonwealth Edison Co.	3.700%	3/1/45	760	745
	Commonwealth Edison Co.	3.650%	6/15/46	1,750	1,724
[4]	Commonwealth Edison Co.	3.750%	8/15/47	693	688
	Commonwealth Edison Co.	4.000%	3/1/48	1,887	2,004
	Commonwealth Edison Co.	4.000%	3/1/49	1,225	1,268
[4]	Commonwealth Edison Co.	3.200%	11/15/49	900	827
	Commonwealth Edison Co.	3.000%	3/1/50	688	615
[4]	Commonwealth Edison Co.	3.125%	3/15/51	1,285	1,166
[4]	Commonwealth Edison Co.	2.750%	9/1/51	1,000	846
	Connecticut Light & Power Co.	4.300%	4/15/44	297	315
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	1,858
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,070	1,201
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	904
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,520
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	960	1,253
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,800	2,111
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,680	1,999
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,110	1,120
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,113	2,061
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	999	1,048
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,034	1,089
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,186
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	782	760
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,294
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,125	2,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	705	729
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	3,000	2,657
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,303
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,025	1,057
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	928
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	1,723
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	323
[4]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	750	610
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,480	1,373
	Constellation Energy Generation LLC	6.250%	10/1/39	565	640
	Constellation Energy Generation LLC	5.600%	6/15/42	2,431	2,590
	Consumers Energy Co.	3.950%	5/15/43	1,200	1,230
	Consumers Energy Co.	3.250%	8/15/46	1,122	1,045
	Consumers Energy Co.	3.950%	7/15/47	937	975
	Consumers Energy Co.	4.050%	5/15/48	1,869	1,970
	Consumers Energy Co.	4.350%	4/15/49	991	1,085
	Consumers Energy Co.	3.750%	2/15/50	1,385	1,391
	Consumers Energy Co.	3.100%	8/15/50	750	686
	Consumers Energy Co.	3.500%	8/1/51	1,245	1,221
	Consumers Energy Co.	2.650%	8/15/52	600	499
	Consumers Energy Co.	2.500%	5/1/60	1,100	842
	Dayton Power & Light Co.	3.950%	6/15/49	600	599
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,563
[4]	Dominion Energy Inc.	6.300%	3/15/33	1,110	1,331
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,119
[4]	Dominion Energy Inc.	5.950%	6/15/35	915	1,071
[4]	Dominion Energy Inc.	3.300%	4/15/41	1,450	1,316
[4]	Dominion Energy Inc.	4.900%	8/1/41	1,250	1,361
[4]	Dominion Energy Inc.	4.050%	9/15/42	1,200	1,181
	Dominion Energy Inc.	4.700%	12/1/44	570	607
[4]	Dominion Energy Inc.	4.600%	3/15/49	1,280	1,394
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	806	927
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,250	1,534
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,800	2,117
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	325	346
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	356	417
[4]	DTE Electric Co.	4.000%	4/1/43	1,010	1,033
	DTE Electric Co.	4.300%	7/1/44	510	542
	DTE Electric Co.	3.700%	3/15/45	470	463
	DTE Electric Co.	3.700%	6/1/46	1,460	1,459
	DTE Electric Co.	3.750%	8/15/47	602	605
[4]	DTE Electric Co.	4.050%	5/15/48	1,150	1,209
	DTE Electric Co.	3.950%	3/1/49	620	641
	DTE Electric Co.	2.950%	3/1/50	872	782
[4]	DTE Electric Co.	3.250%	4/1/51	1,225	1,148
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	1,053
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,522	1,808
	Duke Energy Carolinas LLC	6.000%	1/15/38	470	586
	Duke Energy Carolinas LLC	6.050%	4/15/38	400	499
	Duke Energy Carolinas LLC	5.300%	2/15/40	960	1,137
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,225	1,283
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,050	2,106
	Duke Energy Carolinas LLC	3.750%	6/1/45	375	368
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,140	1,159
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,225	1,213
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,885	1,947
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,700	1,579
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,085	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	3.300%	6/15/41	50	45
	Duke Energy Corp.	3.750%	9/1/46	4,825	4,548
	Duke Energy Corp.	3.950%	8/15/47	1,152	1,120
	Duke Energy Corp.	4.200%	6/15/49	1,275	1,279
	Duke Energy Corp.	3.500%	6/15/51	1,320	1,203
	Duke Energy Florida LLC	6.350%	9/15/37	1,190	1,515
	Duke Energy Florida LLC	6.400%	6/15/38	609	796
	Duke Energy Florida LLC	5.650%	4/1/40	1,050	1,273
	Duke Energy Florida LLC	3.400%	10/1/46	1,661	1,550
	Duke Energy Florida LLC	4.200%	7/15/48	1,985	2,103
	Duke Energy Florida LLC	3.000%	12/15/51	1,050	934
	Duke Energy Indiana LLC	6.120%	10/15/35	906	1,056
	Duke Energy Indiana LLC	6.350%	8/15/38	1,950	2,467
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	1,040	1,154
	Duke Energy Indiana LLC	3.750%	5/15/46	1,212	1,206
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	1,661	1,511
	Duke Energy Indiana LLC	2.750%	4/1/50	325	274
	Duke Energy Ohio Inc.	3.700%	6/15/46	759	741
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,325	1,415
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,336
	Duke Energy Progress LLC	4.100%	5/15/42	1,875	1,931
	Duke Energy Progress LLC	4.100%	3/15/43	660	678
	Duke Energy Progress LLC	4.150%	12/1/44	1,469	1,520
	Duke Energy Progress LLC	4.200%	8/15/45	1,364	1,436
	Duke Energy Progress LLC	3.700%	10/15/46	1,225	1,218
	Duke Energy Progress LLC	3.600%	9/15/47	1,140	1,123
	Duke Energy Progress LLC	2.500%	8/15/50	400	325
	Duke Energy Progress LLC	2.900%	8/15/51	1,475	1,293
	Duke Energy Progress LLC	4.000%	4/1/52	800	850
	El Paso Electric Co.	6.000%	5/15/35	878	1,037
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,427
	Emera US Finance LP	4.750%	6/15/46	2,217	2,319
	Entergy Arkansas LLC	4.200%	4/1/49	262	279
	Entergy Arkansas LLC	2.650%	6/15/51	1,000	821
	Entergy Arkansas LLC	3.350%	6/15/52	1,100	1,024
	Entergy Corp.	3.750%	6/15/50	1,775	1,673
	Entergy Louisiana LLC	4.000%	3/15/33	713	744
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,546
	Entergy Louisiana LLC	4.200%	9/1/48	2,859	3,025
	Entergy Louisiana LLC	4.200%	4/1/50	1,692	1,785
	Entergy Louisiana LLC	2.900%	3/15/51	875	756
	Entergy Mississippi LLC	3.850%	6/1/49	2,082	2,088
	Entergy Texas Inc.	4.500%	3/30/39	550	575
	Entergy Texas Inc.	3.550%	9/30/49	1,221	1,147
	Essential Utilities Inc.	4.276%	5/1/49	1,300	1,333
	Essential Utilities Inc.	3.351%	4/15/50	1,375	1,231
	Evergy Kansas Central Inc.	4.125%	3/1/42	583	589
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,920	1,928
	Evergy Kansas Central Inc.	4.250%	12/1/45	787	810
	Evergy Kansas Central Inc.	3.450%	4/15/50	460	428
	Evergy Metro Inc.	5.300%	10/1/41	915	1,066
	Evergy Metro Inc.	4.200%	6/15/47	885	918
	Evergy Metro Inc.	4.200%	3/15/48	630	662
[4]	Evergy Metro Inc.	4.125%	4/1/49	1,025	1,058
	Exelon Corp.	5.625%	6/15/35	1,475	1,682
	Exelon Corp.	5.100%	6/15/45	2,974	3,332
	Exelon Corp.	4.450%	4/15/46	1,658	1,733
	Exelon Corp.	4.700%	4/15/50	2,193	2,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Exelon Corp.	4.100%	3/15/52	500	509
	Florida Power & Light Co.	5.625%	4/1/34	1,149	1,392
	Florida Power & Light Co.	4.950%	6/1/35	850	965
	Florida Power & Light Co.	5.650%	2/1/37	793	957
	Florida Power & Light Co.	5.950%	2/1/38	760	958
	Florida Power & Light Co.	5.960%	4/1/39	955	1,207
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,359
	Florida Power & Light Co.	5.250%	2/1/41	1,760	2,096
	Florida Power & Light Co.	4.050%	6/1/42	1,724	1,813
	Florida Power & Light Co.	3.800%	12/15/42	1,235	1,261
	Florida Power & Light Co.	4.050%	10/1/44	1,132	1,189
	Florida Power & Light Co.	3.700%	12/1/47	1,640	1,667
	Florida Power & Light Co.	3.950%	3/1/48	2,073	2,209
	Florida Power & Light Co.	4.125%	6/1/48	1,250	1,363
	Florida Power & Light Co.	3.150%	10/1/49	2,290	2,148
[4]	Georgia Power Co.	4.750%	9/1/40	1,270	1,352
	Georgia Power Co.	4.300%	3/15/42	1,418	1,434
	Georgia Power Co.	4.300%	3/15/43	1,385	1,389
[4]	Georgia Power Co.	3.700%	1/30/50	1,600	1,491
[4]	Georgia Power Co.	3.250%	3/15/51	625	544
	Iberdrola International BV	6.750%	7/15/36	677	884
[4]	Idaho Power Co.	4.200%	3/1/48	107	113
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	1,050	1,112
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	825	793
	Indiana Michigan Power Co.	3.250%	5/1/51	1,250	1,121
	Interstate Power & Light Co.	6.250%	7/15/39	1,384	1,754
	Interstate Power & Light Co.	3.700%	9/15/46	650	622
	Interstate Power & Light Co.	3.100%	11/30/51	675	579
	ITC Holdings Corp.	5.300%	7/1/43	900	1,023
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	979	1,063
	Kentucky Utilities Co.	5.125%	11/1/40	1,342	1,505
	Kentucky Utilities Co.	4.375%	10/1/45	1,395	1,452
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,365
	Louisville Gas & Electric Co.	4.250%	4/1/49	755	788
	MidAmerican Energy Co.	4.800%	9/15/43	1,033	1,173
	MidAmerican Energy Co.	4.250%	5/1/46	1,242	1,336
	MidAmerican Energy Co.	3.950%	8/1/47	1,420	1,472
	MidAmerican Energy Co.	3.650%	8/1/48	1,474	1,460
	MidAmerican Energy Co.	4.250%	7/15/49	1,857	2,032
[4]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,469
	National Grid USA	5.803%	4/1/35	1,000	1,136
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	266	228
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	848
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,250	1,351
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,488	1,597
[4]	Nevada Power Co.	6.650%	4/1/36	893	1,148
[4]	Nevada Power Co.	6.750%	7/1/37	1,085	1,412
[4]	Nevada Power Co.	3.125%	8/1/50	1,505	1,344
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,000	855
	NiSource Inc.	5.950%	6/15/41	766	899
	NiSource Inc.	5.250%	2/15/43	1,607	1,740
	NiSource Inc.	4.800%	2/15/44	1,885	1,963
	NiSource Inc.	5.650%	2/1/45	1,480	1,676
	NiSource Inc.	4.375%	5/15/47	700	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	3.950%	3/30/48	1,217	1,163
	Northern States Power Co.	6.250%	6/1/36	890	1,124
	Northern States Power Co.	6.200%	7/1/37	1,010	1,287
	Northern States Power Co.	5.350%	11/1/39	605	726
	Northern States Power Co.	4.125%	5/15/44	1,125	1,175
	Northern States Power Co.	4.000%	8/15/45	1,185	1,222
	Northern States Power Co.	3.600%	9/15/47	400	395
	Northern States Power Co.	2.900%	3/1/50	1,065	945
	Northern States Power Co.	2.600%	6/1/51	969	816
	Northern States Power Co.	3.200%	4/1/52	1,000	945
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,040
	NSTAR Electric Co.	5.500%	3/15/40	797	957
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,074
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,636
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,519
	Oglethorpe Power Corp.	5.050%	10/1/48	527	589
	Oglethorpe Power Corp.	5.250%	9/1/50	440	497
	Ohio Edison Co.	6.875%	7/15/36	400	520
	Ohio Power Co.	4.150%	4/1/48	660	673
	Ohio Power Co.	4.000%	6/1/49	1,605	1,597
[4]	Ohio Power Co.	2.900%	10/1/51	640	534
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,018
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	494
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	700	904
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	940	1,235
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	623	887
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	473
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,045	1,146
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	573	686
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	670	664
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,225	1,238
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,425	1,508
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,245	1,261
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,480	1,357
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	930
[5]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	825	704
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	934
	ONE Gas Inc.	4.658%	2/1/44	1,580	1,686
	ONE Gas Inc.	4.500%	11/1/48	900	960
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,400	5,849
	Pacific Gas & Electric Co.	4.200%	6/1/41	910	797
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,790	2,532
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,465	1,255
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,155	1,786
	Pacific Gas & Electric Co.	4.950%	7/1/50	7,910	7,487
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,115	888
	Pacific Gas & Electric Co.	5.250%	3/1/52	415	419
	PacifiCorp	5.250%	6/15/35	1,504	1,699
	PacifiCorp	6.100%	8/1/36	720	873
	PacifiCorp	6.250%	10/15/37	1,913	2,386
	PacifiCorp	6.350%	7/15/38	940	1,196
	PacifiCorp	6.000%	1/15/39	1,032	1,278
	PacifiCorp	4.100%	2/1/42	1,683	1,699
	PacifiCorp	4.125%	1/15/49	1,820	1,898
	PacifiCorp	4.150%	2/15/50	1,773	1,855
	PacifiCorp	3.300%	3/15/51	700	646
	PacifiCorp	2.900%	6/15/52	1,653	1,451
	PECO Energy Co.	5.950%	10/1/36	590	727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	4.150%	10/1/44	533	559
	PECO Energy Co.	3.700%	9/15/47	425	427
	PECO Energy Co.	3.900%	3/1/48	765	790
	PECO Energy Co.	3.000%	9/15/49	600	537
	PECO Energy Co.	3.050%	3/15/51	495	447
	PECO Energy Co.	2.850%	9/15/51	950	826
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	587
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	713	663
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	925	824
	Potomac Electric Power Co.	6.500%	11/15/37	1,370	1,795
	Potomac Electric Power Co.	4.150%	3/15/43	1,120	1,163
	PPL Electric Utilities Corp.	6.250%	5/15/39	665	853
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,080	1,109
	PPL Electric Utilities Corp.	3.950%	6/1/47	651	662
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	1,986
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	132
	Progress Energy Inc.	6.000%	12/1/39	575	687
[4]	Public Service Co. of Colorado	6.250%	9/1/37	961	1,242
	Public Service Co. of Colorado	6.500%	8/1/38	571	745
	Public Service Co. of Colorado	3.600%	9/15/42	440	428
	Public Service Co. of Colorado	4.300%	3/15/44	665	703
	Public Service Co. of Colorado	3.800%	6/15/47	870	876
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,318
	Public Service Co. of Colorado	4.050%	9/15/49	992	1,038
[4]	Public Service Co. of Colorado	2.700%	1/15/51	700	590
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,690	1,633
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	889
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	150	181
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	719
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	635	623
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,517	1,527
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,185	1,164
[4]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,048
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	897
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	832
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,275	1,076
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	855	633
	Puget Sound Energy Inc.	6.274%	3/15/37	445	546
	Puget Sound Energy Inc.	5.757%	10/1/39	800	965
	Puget Sound Energy Inc.	5.795%	3/15/40	900	1,088
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,204
	Puget Sound Energy Inc.	4.300%	5/20/45	774	804
	Puget Sound Energy Inc.	4.223%	6/15/48	996	1,035
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	1,061
	San Diego Gas & Electric Co.	6.000%	6/1/39	660	816
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	1,011
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	505	495
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,015	1,071
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,325	1,231
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,000	1,003
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	525	504
	Sempra Energy	3.800%	2/1/38	1,497	1,473
	Sempra Energy	6.000%	10/15/39	1,950	2,388
	Sempra Energy	4.000%	2/1/48	1,217	1,207
	Southern California Edison Co.	6.000%	1/15/34	1,060	1,236
[4]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,224
[4]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,200
	Southern California Edison Co.	5.625%	2/1/36	1,040	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Southern California Edison Co.	5.550%	1/15/37	640	710
[4]	Southern California Edison Co.	5.950%	2/1/38	1,175	1,369
	Southern California Edison Co.	6.050%	3/15/39	940	1,104
	Southern California Edison Co.	5.500%	3/15/40	905	1,014
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,623
	Southern California Edison Co.	4.050%	3/15/42	1,380	1,333
[4]	Southern California Edison Co.	3.900%	3/15/43	1,957	1,824
	Southern California Edison Co.	4.650%	10/1/43	2,140	2,224
[4]	Southern California Edison Co.	3.600%	2/1/45	865	776
	Southern California Edison Co.	4.000%	4/1/47	540	520
[4]	Southern California Edison Co.	4.125%	3/1/48	2,725	2,666
[4]	Southern California Edison Co.	4.875%	3/1/49	1,750	1,871
	Southern California Edison Co.	3.650%	2/1/50	1,700	1,571
[4]	Southern California Edison Co.	2.950%	2/1/51	1,235	1,014
[4]	Southern California Edison Co.	3.650%	6/1/51	1,100	1,022
	Southern California Edison Co.	3.450%	2/1/52	1,075	968
	Southern California Gas Co.	5.125%	11/15/40	400	458
	Southern California Gas Co.	3.750%	9/15/42	725	711
[4]	Southern California Gas Co.	4.125%	6/1/48	875	901
[4]	Southern California Gas Co.	4.300%	1/15/49	1,175	1,266
[4]	Southern California Gas Co.	3.950%	2/15/50	1,449	1,494
	Southern Co.	4.250%	7/1/36	1,675	1,697
	Southern Co.	4.400%	7/1/46	2,685	2,756
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,552	1,833
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,330	1,321
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,075	1,021
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,900	1,914
	Southern Power Co.	5.150%	9/15/41	1,045	1,111
	Southern Power Co.	5.250%	7/15/43	805	864
[4]	Southern Power Co.	4.950%	12/15/46	1,400	1,491
	Southwest Gas Corp.	3.800%	9/29/46	675	618
	Southwest Gas Corp.	4.150%	6/1/49	730	714
	Southwestern Electric Power Co.	6.200%	3/15/40	860	1,056
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	685	646
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	605	567
	Southwestern Electric Power Co.	3.250%	11/1/51	2,000	1,725
	Southwestern Public Service Co.	4.500%	8/15/41	996	1,059
	Southwestern Public Service Co.	3.400%	8/15/46	1,200	1,115
	Southwestern Public Service Co.	3.700%	8/15/47	640	623
[4]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,074
[4]	Southwestern Public Service Co.	3.150%	5/1/50	906	818
	Tampa Electric Co.	4.100%	6/15/42	725	730
	Tampa Electric Co.	4.350%	5/15/44	685	710
	Tampa Electric Co.	4.300%	6/15/48	1,050	1,119
	Tampa Electric Co.	4.450%	6/15/49	575	625
	Tampa Electric Co.	3.625%	6/15/50	900	860
	Tampa Electric Co.	3.450%	3/15/51	1,000	932
	Toledo Edison Co.	6.150%	5/15/37	700	858
	Tucson Electric Power Co.	3.250%	5/15/32	700	684
	Tucson Electric Power Co.	4.850%	12/1/48	865	976
	Tucson Electric Power Co.	4.000%	6/15/50	600	599
	Union Electric Co.	5.300%	8/1/37	405	457
	Union Electric Co.	8.450%	3/15/39	710	1,046
	Union Electric Co.	3.900%	9/15/42	1,225	1,214
	Union Electric Co.	3.650%	4/15/45	1,312	1,254
	Union Electric Co.	4.000%	4/1/48	700	723
	Union Electric Co.	3.250%	10/1/49	575	526
	Union Electric Co.	2.625%	3/15/51	1,092	902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Union Electric Co.	3.900%	4/1/52	500	518
	Veolia Environnement SA	6.750%	6/1/38	522	683
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	987	1,199
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,828	2,238
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	2,253
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	1,974
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	1,107	1,209
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	1,303	1,356
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	830	854
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	1,438	1,431
	Virginia Electric & Power Co.	4.600%	12/1/48	1,000	1,131
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	1,128
	Virginia Electric & Power Co.	2.450%	12/15/50	860	692
	Virginia Electric & Power Co.	2.950%	11/15/51	2,060	1,815
[4]	Washington Gas Light Co.	3.796%	9/15/46	1,100	1,079
[4]	Washington Gas Light Co.	3.650%	9/15/49	880	849
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	708
	Wisconsin Electric Power Co.	5.700%	12/1/36	440	520
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,122
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,120
	Wisconsin Power & Light Co.	3.650%	4/1/50	500	485
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	400
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,689	1,866
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,000	857
	Xcel Energy Inc.	6.500%	7/1/36	766	961
	Xcel Energy Inc.	3.500%	12/1/49	1,250	1,159
					570,524
Total Corporate Bonds (Cost $5,117,491)					4,819,786
Sovereign Bonds (3.2%)
[4]	Asian Development Bank	0.750%	10/8/30	295	257
[4]	Asian Development Bank	1.500%	3/4/31	107	99
	Equinor ASA	3.625%	4/6/40	2,356	2,357
	Equinor ASA	5.100%	8/17/40	1,087	1,286
	Equinor ASA	4.250%	11/23/41	2,000	2,167
	Equinor ASA	3.950%	5/15/43	1,527	1,581
	Equinor ASA	4.800%	11/8/43	1,970	2,271
	Equinor ASA	3.250%	11/18/49	2,575	2,425
	Equinor ASA	3.700%	4/6/50	1,441	1,465
	European Investment Bank	4.875%	2/15/36	2,255	2,837
	Export-Import Bank of Korea	2.500%	6/29/41	1,215	1,109
[4]	Inter-American Development Bank	3.875%	10/28/41	1,200	1,383
	Inter-American Development Bank	3.200%	8/7/42	805	846
	Inter-American Development Bank	4.375%	1/24/44	983	1,227
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	690	839
[7]	KFW	0.750%	9/30/30	2,375	2,075
[7]	KFW	0.000%	4/18/36	1,835	1,273
[7]	KFW	0.000%	6/29/37	1,964	1,338
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	1,595	2,265
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	785	853
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	8,213	9,733
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	5,237	6,137
	Province of British Columbia	7.250%	9/1/36	755	1,138
[4]	Republic of Chile	2.550%	7/27/33	2,786	2,540
[4]	Republic of Chile	3.500%	1/31/34	2,700	2,673
[4]	Republic of Chile	3.100%	5/7/41	5,100	4,507
	Republic of Chile	3.625%	10/30/42	2,245	2,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Republic of Chile	3.500%	1/25/50	4,935	4,522
[4]	Republic of Chile	4.000%	1/31/52	4,605	4,550
[4]	Republic of Chile	3.100%	1/22/61	3,690	3,037
[4]	Republic of Chile	3.250%	9/21/71	1,700	1,377
	Republic of Hungary	7.625%	3/29/41	2,751	4,004
	Republic of Indonesia	2.850%	2/14/30	400	393
	Republic of Indonesia	4.350%	1/11/48	2,285	2,356
	Republic of Indonesia	5.350%	2/11/49	3,092	3,569
	Republic of Indonesia	3.700%	10/30/49	3,010	2,906
	Republic of Indonesia	3.500%	2/14/50	2,895	2,709
	Republic of Indonesia	4.200%	10/15/50	3,275	3,405
	Republic of Indonesia	3.050%	3/12/51	947	860
[4]	Republic of Indonesia	4.300%	3/31/52	1,700	1,782
[4]	Republic of Indonesia	3.200%	9/23/61	630	538
	Republic of Indonesia	4.450%	4/15/70	1,470	1,516
	Republic of Indonesia	3.350%	3/12/71	1,635	1,377
	Republic of Italy	5.375%	6/15/33	2,330	2,646
	Republic of Italy	4.000%	10/17/49	4,013	3,854
	Republic of Italy	3.875%	5/6/51	6,445	5,976
	Republic of Korea	4.125%	6/10/44	2,258	2,681
	Republic of Korea	3.875%	9/20/48	829	970
[4]	Republic of Panama	2.252%	9/29/32	9,270	8,208
[4]	Republic of Panama	6.700%	1/26/36	856	1,058
[4]	Republic of Panama	4.500%	5/15/47	2,360	2,355
[4]	Republic of Panama	4.500%	4/16/50	5,762	5,704
[4]	Republic of Panama	4.300%	4/29/53	4,328	4,180
[4]	Republic of Panama	4.500%	4/1/56	4,210	4,132
[4]	Republic of Panama	3.870%	7/23/60	5,980	5,249
[4]	Republic of Panama	4.500%	1/19/63	3,830	3,688
[4]	Republic of Peru	1.862%	12/1/32	1,494	1,281
	Republic of Peru	8.750%	11/21/33	5,925	8,602
[4]	Republic of Peru	3.000%	1/15/34	3,505	3,287
[4]	Republic of Peru	6.550%	3/14/37	2,567	3,253
[4]	Republic of Peru	3.300%	3/11/41	880	803
	Republic of Peru	5.625%	11/18/50	5,666	7,190
[4]	Republic of Peru	3.550%	3/10/51	1,465	1,371
[4]	Republic of Peru	2.780%	12/1/60	3,625	2,846
[4]	Republic of Peru	3.600%	1/15/72	3,000	2,592
[4]	Republic of Peru	3.230%	7/28/21	2,050	1,570
	Republic of the Philippines	3.556%	9/29/32	1,400	1,434
	Republic of the Philippines	6.375%	10/23/34	2,678	3,381
	Republic of the Philippines	5.000%	1/13/37	1,405	1,577
	Republic of the Philippines	3.950%	1/20/40	6,522	6,522
	Republic of the Philippines	3.700%	3/1/41	1,750	1,699
	Republic of the Philippines	3.700%	2/2/42	5,140	4,988
	Republic of the Philippines	2.950%	5/5/45	3,799	3,289
	Republic of the Philippines	2.650%	12/10/45	2,455	2,032
	Republic of the Philippines	3.200%	7/6/46	3,540	3,183
	Republic of the Philippines	4.200%	3/29/47	1,200	1,258
	State of Israel	4.500%	1/30/43	3,313	3,744
	State of Israel	4.125%	1/17/48	2,555	2,728
	State of Israel	3.375%	1/15/50	4,737	4,500
	State of Israel	3.875%	7/3/50	3,990	4,119
	State of Israel	4.500%	4/3/20	1,688	1,810
[4]	United Mexican States	4.750%	4/27/32	3,635	3,859
[4]	United Mexican States	7.500%	4/8/33	2,807	3,666
[4]	United Mexican States	3.500%	2/12/34	1,330	1,238
[4]	United Mexican States	6.750%	9/27/34	3,947	4,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	6.050%	1/11/40	6,399	7,271
[4]	United Mexican States	4.280%	8/14/41	6,710	6,266
[4]	United Mexican States	4.750%	3/8/44	7,806	7,697
	United Mexican States	5.550%	1/21/45	5,445	5,954
	United Mexican States	4.600%	1/23/46	5,976	5,739
	United Mexican States	4.350%	1/15/47	3,428	3,177
	United Mexican States	4.600%	2/10/48	5,417	5,171
[4]	United Mexican States	4.500%	1/31/50	5,710	5,395
[4]	United Mexican States	5.000%	4/27/51	5,440	5,514
[4]	United Mexican States	4.400%	2/12/52	4,760	4,384
[4]	United Mexican States	3.771%	5/24/61	6,882	5,575
[4]	United Mexican States	5.750%	10/12/10	5,015	5,102
Total Sovereign Bonds (Cost $332,639)					308,282
Taxable Municipal Bonds (3.0%)
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	750	670
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	982
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	989
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	947
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	770	997
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,545	2,560
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,500
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	3,247
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,582
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,185	1,834
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	1,150	995
	Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,055
	California GO	4.500%	4/1/33	1,425	1,547
	California GO	7.500%	4/1/34	4,385	6,043
	California GO	4.600%	4/1/38	1,350	1,477
	California GO	7.550%	4/1/39	5,720	8,482
	California GO	7.300%	10/1/39	3,405	4,793
	California GO	7.350%	11/1/39	1,650	2,335
	California GO	7.625%	3/1/40	2,665	3,923
	California GO	7.600%	11/1/40	4,610	7,013
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	200	204
	California State University Systemwide Revenue	3.899%	11/1/47	900	925
	California State University Systemwide Revenue	2.897%	11/1/51	650	566
	California State University Systemwide Revenue	2.975%	11/1/51	1,410	1,258
	California State University Systemwide Revenue	2.719%	11/1/52	725	611
	California State University Systemwide Revenue	2.939%	11/1/52	725	622
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	481
	Chicago IL GO	7.045%	1/1/29	595	654
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,540
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,274
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	348
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	1,040	1,236
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	4,350	5,592
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,025	1,482
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,035
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	994
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	1,070	969
	Cook County IL GO	6.229%	11/15/34	925	1,154
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,080
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,379
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,178
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,379
[8]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,595
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	888
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,253
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	546
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,180
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	815
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	1,095
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,683
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,489	3,322
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,378	3,222
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	531	698
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	447
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	457
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	912
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	669
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	723
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	1,100	1,089
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,056
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,500	2,258
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	540
	Houston TX GO	6.290%	3/1/32	705	833
	Houston TX GO	3.961%	3/1/47	1,135	1,209
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	341
	Illinois GO	5.100%	6/1/33	16,735	17,796
	Illinois GO	6.630%	2/1/35	1,570	1,762
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	815	1,009
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,155
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	643
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	883
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	909
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	800	665
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	899
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,440	2,169
[10]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	493
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	721
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,525	2,143
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,361
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,430	2,879
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,790	3,543
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,255
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,041
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,187
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	775	684
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	498
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,103
	Massachusetts GO	2.663%	9/1/39	994	904
	Massachusetts GO	5.456%	12/1/39	1,485	1,843
	Massachusetts GO	2.813%	9/1/43	1,345	1,163
	Massachusetts GO	2.900%	9/1/49	580	499
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,250
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	901
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	1,085

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	553
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	890
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	905	1,369
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,651
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,005	993
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	950	916
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	1,116
Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	636
Mississippi GO	5.245%	11/1/34	700	813
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	899
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	850	819
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	650	651
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,205	1,573
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	910
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,589
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,260	6,044
New York City NY GO	5.517%	10/1/37	775	928
New York City NY GO	6.271%	12/1/37	750	958
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,278
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	958
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,072
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	713
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,198
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,010	1,367
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	625	726
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,195
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,365
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	947
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	50
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	51
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,425	2,775
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,790	2,616
New York State Dormitory Authority Revenue	3.142%	7/1/43	370	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	854
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,167
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	939
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	1,300	1,223
	New York State Thruway Authority General Revenue	2.900%	1/1/35	635	594
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	1,045
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	775	798
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	1,911
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	227
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,985	2,940
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,450	1,691
	Ohio State University General Receipts Revenue	3.798%	12/1/46	650	648
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,226
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	892
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,237
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	953
[9]	Oregon GO	3.424%	3/1/60	750	728
	Pennsylvania State University	2.790%	9/1/43	750	673
	Pennsylvania State University	2.840%	9/1/50	780	681
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	1,171
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	541
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	1,800
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	915	1,116
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,168
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	918
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	697
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,500	1,348
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	2,063
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	760
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,270	4,744
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,580
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	549
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	953
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	800
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	370
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,168
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,125	1,103
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	731
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,320
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,085
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	684
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	819
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	574
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,455
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,592
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,356
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	763
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	850	963
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	1,055
	Texas GO	5.517%	4/1/39	2,165	2,742
	Texas GO	3.211%	4/1/44	1,300	1,264
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,825	1,871
	Texas Transportation Commission GO	4.681%	4/1/40	950	1,104
	Texas Transportation Commission GO	2.562%	4/1/42	660	572
	Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,249
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	732
[10]	Tucson City AZ COP	2.856%	7/1/47	725	629
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,476
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,237
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,422
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,386
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	477
	University of California Revenue	5.770%	5/15/43	980	1,200
	University of California Revenue	5.946%	5/15/45	1,275	1,596
	University of California Revenue	3.071%	5/15/51	1,000	870
	University of California Revenue	4.858%	5/15/12	1,865	2,081
	University of California Revenue	4.767%	5/15/15	1,000	1,096
	University of Michigan	2.437%	4/1/40	950	827
	University of Michigan	2.562%	4/1/50	500	422
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	713
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	925	744
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,288
	University of Texas Financing System Revenue	3.354%	8/15/47	800	783
	University of Texas Financing System Revenue	2.439%	8/15/49	625	509
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	945
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,329
	University of Virginia Revenue	4.179%	9/1/17	975	976
	Washington GO	5.140%	8/1/40	885	1,046
[10]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	74
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	906
Total Taxable Municipal Bonds (Cost $266,294)					295,009
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[11]	Vanguard Market Liquidity Fund (Cost $9,786)	0.312%		97,875	9,787
Total Investments (98.6%) (Cost $10,021,673)					9,512,465
Other Assets and Liabilities—Net (1.4%)					134,459
Net Assets (100%)					9,646,924
Cost is in $000.
1	Securities with a value of $204,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $126,610,000, representing 1.3% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2022	549	82,385	(579)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2022	(6)	(1,063)	(3)
				(582)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,079,601	—	4,079,601
Corporate Bonds	—	4,819,786	—	4,819,786
Sovereign Bonds	—	308,282	—	308,282
Taxable Municipal Bonds	—	295,009	—	295,009
Temporary Cash Investments	9,787	—	—	9,787
Total	9,787	9,502,678	—	9,512,465

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	582	—	—	582
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.